UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


[Logo Omiited]


                              Semi-Annual Report as of July 31, 2003 (Unaudited)



                                                          SEI Daily Income Trust



                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                     Corporate Daily Income Fund

TABLE OF CONTENTS



------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
------------------------------------------------------------
Statements of Assets and Liabilities                      23
------------------------------------------------------------
Statements of Operations                                  24
------------------------------------------------------------
Statements of Changes in Net Assets                       26
------------------------------------------------------------
Financial Highlights                                      30
------------------------------------------------------------
Notes to Financial Statements                             35
------------------------------------------------------------
Supplemental Proxy Information                            39
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.8%
   FHLB
        5.375%, 01/05/04          $   5,000       $    5,080
        1.425%, 03/08/04             10,000           10,000
        1.350%, 03/30/04             10,000           10,000
        1.290%, 04/13/04              5,000            4,999
        1.350%, 05/12/04              5,000            4,998
        1.310%, 06/07/04             20,000           20,000
        1.250%, 06/18/04              8,000            8,000
        1.300%, 06/30/04             10,000           10,000
   FHLMC
        5.250%, 02/15/04              6,505            6,642
   FHLMC (A)
        1.020%, 08/15/03             10,000            9,996
        1.010%, 08/29/03              5,000            4,996
        1.300%, 04/22/04              9,750            9,657
        1.075%, 07/15/04              5,000            4,948
   FHLMC (B)
        1.077%, 08/01/03             15,000           14,993
        1.071%, 09/01/03             25,000           24,989
   FNMA (A)
        1.550%, 09/19/03              7,000            6,985
        1.050%, 10/22/03                300              299
   FNMA (B)
        0.991%, 08/17/03             10,000            9,998
                                                  ----------

Total U.S. Government Agency Obligations
   (Cost $166,580)                                   166,580
                                                  ----------

COMMERCIAL PAPER -- 27.7%
ASSET BACKED - CREDIT CARDS (E) -- 0.5%
   Montauk Funding Corporation (B)
        1.066%, 08/15/03              5,000            5,000
                                                  ----------

ASSET BACKED - DIVERSIFIED OPERATIONS (E)-- 9.3%
   Cancara Asset Securitization Limited (A)
        1.029%, 10/15/03             18,086           18,048
   Edison Asset Securitization LLC (A)
        1.269%, 08/12/03             15,000           14,994
   Galaxy Funding Incorporated (A)
        1.040%, 09/25/03             10,000            9,984
   Ivory Funding Corporation (A)
        1.269%, 08/12/03             15,000           14,994
   Tulip Funding Corporation (A)
        1.199%, 08/26/03             14,307           14,295
   Variable Funding Capital (B)
        1.060%, 08/14/03             20,000           20,000
                                                  ----------

                                                      92,315
                                                  ----------

ASSET BACKED - OTHER (E) -- 10.6%
   Atlantis One Funding (A)
        1.030%, 11/12/03             10,000            9,971
        1.039%, 12/15/03             10,000            9,961

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Bavaria TRR Corporation  (A)
        1.099%, 10/27/03          $  20,000       $   19,947
   Grampian Funding LLC
        1.209%, 08/15/03             10,000            9,995
   Greyhawk Funding LLC (A)
        1.020%, 09/25/03             25,000           24,961
   Ness LLC (A)
        1.299%, 10/15/03             10,250           10,228
   Surrey Funding Corporation (A)
        1.269%, 08/07/03             10,000            9,998
        1.039%, 10/15/03             10,000            9,978
                                                  ----------

                                                     105,039
                                                  ----------

BANKS -- 4.8%
   Depfa Bank PLC (A)
        1.209%, 08/18/03             20,000           19,988
   HBOS Treasury Services PLC (A)
        1.269%, 08/06/03             11,875           11,873
   Spintab-Swedemortgage AB (A)
        1.020%, 10/15/03             15,000           14,968
                                                  ----------

                                                      46,829
                                                  ----------

FINANCIAL SERVICES -- 2.0%
   General Electric Capital International
    Funding (A)
        1.050%, 09/24/03             20,000           19,968
                                                  ----------

HEALTHCARE -- 0.5%
   Bristol-Myers Squibb (B)
        1.200%, 08/27/03              5,000            5,000
                                                  ----------

Total Commercial Paper
   (Cost $274,151)                                   274,151
                                                  ----------

CORPORATE BONDS -- 34.0%
ASSET BACKED - AUTOMOTIVE -- 0.7%
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A1
        1.250%, 05/15/04              6,797            6,797
                                                  ----------

ASSET BACKED - DIVERSIFIED OPERATIONS -- 1.0%
   Permanent Financing PLC,
     Ser 2, Cl 1A (B)
        1.070%, 08/10/03             10,000           10,000
                                                  ----------

ASSET BACKED - FINANCIAL SERVICES -- 9.8%
   Beta Finance Incorporated MTN (B) (F)
        1.066%, 08/15/03             19,000           18,999
        1.055%, 10/15/03              5,750            5,750
        1.072%, 10/29/03              5,000            5,000
   K2 LLC MTN (B) (F)
        1.100%, 10/22/03             10,000           10,000

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                    1

STATEMENT OF NET ASSETS (Unaudited)


Money Market Fund (Concluded)
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Links Finance LLC MTN (B) (F)
        1.097%, 08/07/03          $  10,000       $    9,999
        1.091%, 08/17/03              5,000            5,000
   Links Finance LLC MTN,
    Ser 1 (B) (F)
        1.076%, 08/15/03              5,000            5,000
   Premier Asset LLC MTN (B) (F)
        1.100%, 10/15/03             10,000           10,000
   Sigma Finance Incorporated MTN,
     Ser 2 (B) (F)
        1.066%, 08/15/03             10,000            9,999
   White Pine Finance LLC
    MTN (B) (F)
        1.097%, 08/07/03              7,000            7,000
        1.070%, 08/20/03              5,000            5,000
        1.055%, 10/15/03              5,000            5,000
                                                  ----------

                                                      96,747
                                                  ----------

ASSET BACKED - OTHER -- 3.6%
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A1
        1.208%, 06/21/04              3,958            3,958
   GSTR, Ser 2002-2A,
     Cl A1MA (B) (F)
        1.150%, 08/25/03                799              799
   GSTR, Ser 2002-2A,
      Cl A1MB (B) (F)
        1.160%, 08/25/03                700              700
   Granite Mortgage, Ser 2003-1,
     Cl 1A1 (B)
        1.090%, 08/20/03              7,500            7,500
   Holmes Financing PLC (B)
        1.106%, 08/15/03              7,500            7,500
   Leafs LLC (B)
        1.110%, 08/20/03             10,000           10,000
   Residential Mortgage Securities,
     Ser 15A, Cl A1 (B) (F)
        1.156%, 08/09/03              5,000            5,000
                                                  ----------
                                                      35,457
                                                  ----------

BANKS -- 14.2%
   Chase Manhattan Bank (B)
        1.060%, 08/30/03             10,000           10,000
   Citigroup Incorporated
        5.700%, 02/06/04              5,000            5,107
   Credit Agricole Indosuez of
     New York (B)
        1.020%, 09/30/03             15,000           14,997
   FleetBoston Financial
     Corporation
     MTN, Ser R (B)
        1.570%, 08/20/03             25,000           25,019
   JP Morgan Chase & Company MTN,
     Ser C1 (B)
        1.415%, 08/05/03              8,000            8,005
   Key Bank N.A. (B)
        1.050%, 08/12/03             25,000           24,999

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Northern Rock PLC MTN (B) (F)
        1.103%, 10/16/03          $   5,000       $    5,000
   Northern Rock PLC MTN,
     Ser 1 (B) (F)
        1.123%, 08/16/03              5,000            5,000
   Wells Fargo Bank N.A. (B)
        1.057%, 08/06/03             12,000           12,000
        1.060%, 08/05/03             15,000           14,999
   Westdeutsche Landesbank (B)
        1.050%, 08/20/03             15,000           14,999
                                                  ----------

                                                     140,125
                                                  ----------

FINANCIAL SERVICES -- 2.0%
   American Express Centurion (B)
        1.090%, 08/24/03             20,000           20,000
                                                  ----------

INVESTMENT BANKER/BROKER DEALER -- 2.7%
   Bear Stearns & Companies
     Incorporated MTN, Ser 1 (B)
        1.130%, 10/15/03             12,000           12,000
   Merrill Lynch & Company MTN (B)
        1.326%, 08/08/03             10,000           10,006
   Merrill Lynch & Company MTN,
     Ser B (B)
        1.070%, 08/13/03              5,000            5,000
                                                  ----------

                                                      27,006
                                                  ----------

Total Corporate Bonds
   (Cost $336,132)                                   336,132
                                                  ----------

MUNICIPAL BOND -- 2.5%
California -- 2.5%
   California State, Housing Finance
    Authority, Ser K, RB, FSA (B)
        1.040%, 08/06/03             25,000           25,000
                                                  ----------

Total Municipal Bond
   (Cost $25,000)                                     25,000
                                                  ----------

CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 5.1%
   Comerica Bank (B)
        1.080%, 08/12/03             25,000           25,000
   Fairway Finance Corporation (B)
        1.056%, 08/15/03             10,000           10,000
   Sigma Finance Incorporated (B)
        1.087%, 08/01/03              5,000            5,000
        1/087%, 08/04/03              5,000            5,000
        1.090%, 10/09/03              5,000            5,000
                                                  ----------

Total Certificates of Deposit/Extendable
  Commercial Notes
   (Cost $50,000)                                     50,000
                                                  ----------

--------------------------------------------------------------------------------
2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 4.0%
   Metropolitan Life Insurance
     Company (B) (C)
        1.390%, 08/01/03          $  30,000       $   30,000
   Monumental Life Insurance
     Company (B) (C)
        1.400%, 08/01/03              9,500            9,500
                                                  ----------

Total Insurance Funding Agreements
   (Cost $39,500)                                     39,500
                                                  ----------

REPURCHASE AGREEMENT -- 13.9%
   Banque National de Paris (D)
    1.110%, date 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $138,076,257 (collateralized by
    U.S. Government Agency
    Obligations, ranging in par value
    $1,836,000-$21,000,000, 0.950% (A)-
    7.125%, 08/19/03-06/15/10; with
    total market value
    $140,833,719)                   138,072          138,072
                                                  ----------

Total Repurchase Agreement
   (Cost $138,072)                                   138,072
                                                  ----------

Total Investments -- 104.0%
   (Cost $1,029,435)                               1,029,435
                                                  ----------


OTHER ASSETS AND LIABILITIES -- (4.0)%
Investment Advisory Fees Payable                         (19)
Administration Fees Payable                             (114)
Shareholder Servicing Fees Payable                      (203)
Other Assets and Liabilities, Net                    (39,181)
                                                  ----------

Total Other Assets and Liabilities                   (39,517)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 495,462,019 outstanding shares
   of beneficial interest                            495,453
Paid-in-Capital -- Class B
   (unlimited authorization -- no par value)
   based on 147,941,604 outstanding shares
   of beneficial interest                            147,942
Paid-in-Capital -- Class C
   (unlimited authorization -- no par value)
   based on 254,074,030 outstanding shares
   of beneficial interest                            254,074
Paid-in-Capital -- Sweep Class
   (unlimited authorization -- no par value)
   based on 92,452,205 outstanding shares
   of beneficial interest                             92,452
Accumulated net realized loss on investments              (3)
                                                  ----------
Total Net Assets -- 100.0%                        $  989,918
                                                  ==========

------------------------------------------------------------

Description                                            Value
------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($495,453,080 / 495,462,019 shares)                 $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($147,949,880 / 147,941,604 shares)                 $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($254,062,042 / 254,074,030 shares)                 $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($92,453,444 / 92,452,205 shares)                   $1.00
                                                  ==========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2003. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On July 31, 2003, the value of these securities amounted to approximately $39,500,000 representing 4.0% of the net assets of the Money Market Fund.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                    3

STATEMENT OF NET ASSETS (Unaudited)



Government Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.2%
   U.S. Treasury Notes
        2.250%, 07/31/04          $  10,000         $ 10,117
                                                    --------

Total U.S. Treasury Obligation
   (Cost $10,117)                                     10,117
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.8%
   FHLB
        4.125%, 08/15/03             15,000           15,016
        5.125%, 09/15/03              4,000            4,018
        5.000%, 10/27/03              2,765            2,788
        1.550%, 12/01/03              3,700            3,702
        3.180%, 12/03/03              5,000            5,030
        3.110%, 12/03/03              4,950            4,979
        5.375%, 01/05/04              9,060            9,207
        5.250%, 02/13/04             23,000           23,494
        3.750%, 02/13/04              4,500            4,557
        5.435%, 02/23/04              1,500            1,536
        5.400%, 02/24/04              2,000            2,048
        5.485%, 03/23/04              2,000            2,056
        1.350%, 03/30/04              5,000            5,000
        3.750%, 04/15/04              3,000            3,055
        1.350%, 05/12/04              3,000            2,999
        1.250%, 06/01/04              7,000            7,000
        1.400%, 06/02/04              7,000            7,000
        1.310%, 06/07/04              5,000            5,000
        3.375%, 06/15/04             10,000           10,198
        1.250%, 06/18/04             10,000           10,000
        4.750%, 06/28/04              5,000            5,165
        1.300%, 06/30/04              5,000            5,000
   FHLB (A)
        1.240%, 08/01/03              5,000            5,000
        1.363%, 08/08/03              8,000            7,998
        1.232%, 08/27/03             11,000           10,990
        1.235%, 08/29/03              9,000            8,991
        1.082%, 09/03/03             47,000           46,953
   FHLMC
        3.500%, 09/15/03             10,000           10,027
        6.375%, 11/15/03             10,000           10,153
   FHLMC (A)
        1.574%, 12/04/03             10,000            9,946
   FNMA
        3.125%, 11/15/03             18,000           18,073
   FNMA (A)
        1.573%, 09/19/03             12,000           11,975
        1.281%, 02/06/04              5,000            4,967
   SLMA
        4.750%, 04/23/04              5,000            5,125
                                                    --------

Total U.S. Government Agency Obligations
   (Cost $289,046)                                   289,046
                                                    --------

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- 66.7%
 ABN Amro (B)
   1.120%, dated 07/31/03, to be
   repurchased on 08/01/03, repurchase
   price $200,006,222 (collateralized by
   U.S. Government Obligations, ranging
   in par value $22,613,000-
   $80,616,000, 5.750%-7.250%,
   04/15/08-11/15/10; with total
   market value $204,000,075)     $ 200,000        $ 200,000
 Banque National de Paris (B)
   1.110%, dated 07/31/03, to be
   repurchased on 08/01/03, repurchase
   price $35,001,079 (collateralized by
   U.S. Government Obligations,
   ranging in par value $9,914,000-
   $21,638,000, 5.250%-7.125%,
   06/15/10-08/01/12; with
   total market value $35,700,377)   35,000           35,000
 Barclays (B)
   1.130%, dated 07/31/03, to be
   repurchased on 08/01/03, repurchase
   price $200,006,278 (collateralized by
   U.S. Government Obligations, ranging
   in par value $7,549,000- $100,000,000,
   4.415%-7.000%, 05/20/05-09/11/17;
   with total market value
   $204,000,268)                    200,000          200,000
 Deutsche Bank (B)
   1.060%, dated 07/31/03, to be
   repurchased on 08/01/03,
   repurchase price $32,000,942
   (collateralized by U.S.
   Government Obligation,
   par value $32,670,000, 0.920%
   (A), 09/04/03; with total market
   value $32,640,924)                32,000           32,000
 Dresdner Bank (B)
   1.000%, dated 07/31/03, to be
   repurchased on 08/01/03, repurchase
   price $32,000,889 (collateralized by
   U.S. Government Obligations,
   ranging in par value $100,000-
   $20,195,000, 1.800%-6.345%,
   08/31/04-08/28/12; with total
     market value $65,286,198)       32,000           32,000
 Goldman Sachs Group (B)
   1.030%, dated 07/31/03, to be
   repurchased on 08/01/03, repurchase
   price $32,000,916 (collateralized by
   U.S. Government Obligations, ranging
   in par value $1,095,000- $13,000,000,
   2.640% (A)-6.750%, 10/10/03-09/15/29;
   with total market value
   $32,640,290)                      32,000           32,000

--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Lehman Brothers (B)
    1.050%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $7,072,206 (collateralized by a
    U.S. Treasury Note, par value $7,130,000,
    3.250%, 12/31/03; with total
     market value $7,216,400)       $ 7,072        $   7,072
   Salomon Smith Barney (B)
     1.050%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $32,000,933 (collateralized by
     U.S. Government Obligations,
     ranging in par value $940,000-
     $20,000,000, 0.350%(A)-3.445%,
     03/10/08-07/16/18; with total
     market value $33,151,262)       32,000           32,000
                                                    --------

Total Repurchase Agreements
   (Cost $570,072)                                   570,072
                                                    --------

Total Investments -- 101.7%
   (Cost $869,235)                                   869,235
                                                    --------

OTHER ASSETS AND LIABILITIES -- (1.7)%
Investment Advisory Fees Payable                         (16)
Administration Fees Payable                             (110)
Shareholder Servicing Fees Payable                      (146)
Other Assets and Liabilities, Net                    (14,057)
                                                    --------

Total Other Assets and Liabilities                   (14,329)
                                                    --------


------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
 (unlimited authorization -- no par value)
 based on 401,889,725 outstanding shares
 of beneficial interest                             $401,889
Paid-in-Capital -- Class B
 (unlimited authorization -- no par value)
 based on 275,302,012 outstanding shares
   of beneficial interest                            275,302
Paid-in-Capital -- Class C
 (unlimited authorization -- no par value)
 based on 132,573,834 outstanding shares
   of beneficial interest                            132,574
Paid-in-Capital -- Sweep Class
 (unlimited authorization -- no par value)
 based on 45,156,615 outstanding shares
   of beneficial interest                             45,157
Accumulated net realized loss on investments             (16)
                                                    --------
Total Net Assets -- 100.0%                          $854,906
                                                    --------

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($401,891,850 / 401,889,725 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($275,296,020 / 275,302,012 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($132,562,760 / 132,573,834 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($45,155,608 / 45,156,615 shares)                   $1.00
                                                    ========

(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                    5

STATEMENT OF NET ASSETS (Unaudited)


Government II Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.6%
   U.S. Treasury Notes
        2.250%, 07/31/04           $ 14,000         $ 14,162
                                                    --------

Total U.S. Treasury Obligation
   (Cost $14,162)                                     14,162
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.1%
   FFCB (A)
        1.728%, 08/21/03             20,000           19,981
        1.296%, 02/13/04              5,000            4,965
   FHLB
        4.125%, 08/15/03             20,000           20,022
        5.125%, 09/15/03              4,000            4,017
        5.000%, 10/27/03              4,000            4,033
        3.125%, 11/14/03             12,850           12,913
        1.550%, 12/01/03              4,300            4,302
        3.180%, 12/03/03              5,000            5,030
        3.110%, 12/03/03             10,000           10,057
        5.375%, 01/05/04             16,000           16,262
        5.250%, 02/13/04              8,500            8,684
        3.750%, 02/13/04             10,000           10,126
        1.350%, 03/30/04              5,000            5,000
        3.750%, 04/15/04              2,000            2,037
        1.375%, 05/12/04              8,000            8,000
        1.250%, 06/01/04              5,000            5,000
        1.325%, 06/11/04             10,000           10,000
        3.375%, 06/15/04              6,000            6,117
        1.300%, 06/30/04             10,000           10,000
   FHLB (A)
        0.970%, 08/01/03            100,000          100,000
        0.983%, 08/06/03            206,791          206,763
        1.011%, 08/08/03             55,000           54,989
        0.990%, 08/13/03             50,000           49,983
        1.019%, 08/15/03             84,563           84,529
        1.010%, 08/20/03             19,154           19,144
        1.232%, 08/27/03             25,000           24,978
        1.235%, 08/29/03             15,000           14,986
        1.163%, 09/03/03             25,000           24,973
        0.871%, 09/09/03             30,000           29,972
        0.971%, 09/12/03             16,109           16,091
        1.052%, 10/10/03                450              449
        0.949%, 10/15/03             45,600           45,510
        1.002%, 10/22/03             16,000           15,964
        0.914%, 12/12/03              8,448            8,420
   FNMA
        4.750%, 11/14/03              4,000            4,036
        3.125%, 11/15/03              5,000            5,017
   SLMA (A)
        1.040%, 08/15/03              7,652            7,649

Total U.S. Government Agency Obligations
   (Cost $879,999)                                   879,999
                                                    --------

Total Investments -- 100.7%
   (Cost $894,161)                                   894,161
                                                    --------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Investment Advisory Fees Payable                    $    (18)
Administration Fees Payable                             (124)
Shareholder Servicing Fees Payable                       (66)
Other Assets and Liabilities, Net                     (5,583)
                                                    --------

Total Other Assets and Liabilities                    (5,791)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
 (unlimited authorization -- no par value)
 based on 667,634,350 outstanding shares
   of beneficial interest                            667,642
Paid-in-Capital -- Class B
 (unlimited authorization -- no par value)
 based on 163,664,120 outstanding shares
   of beneficial interest                            163,664
Paid-in-Capital -- Class C
 (unlimited authorization -- no par value)
 based on 57,173,530 outstanding shares
   of beneficial interest                             57,174
Accumulated net realized loss on investments            (110)
                                                    --------

Total Net Assets -- 100.0%                          $888,370
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($667,515,994 / 667,634,350 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($163,672,242 / 163,664,120 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($57,181,965 / 57,173,530 shares)                   $1.00
                                                    ========

(A) The rate reported is the effective yield at time of purchase.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Prime Obligation Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.2%
   FHLB
        6.375%, 11/14/03         $   14,500       $   14,720
        5.375%, 01/05/04             35,250           35,836
        1.250%, 03/03/04             13,050           13,046
        1.400%, 03/05/04             50,000           50,000
        1.425%, 03/08/04             30,000           30,000
        1.350%, 03/30/04             25,000           25,000
        1.290%, 04/13/04             15,000           14,998
        3.750%, 04/15/04             23,225           23,654
        1.350%, 05/12/04             51,500           51,481
        1.310%, 06/07/04             30,000           30,000
        3.375%, 06/15/04             20,000           20,400
        1.300%, 06/30/04             25,000           25,000
   FHLMC
        6.375%, 11/15/03             14,060           14,275
        1.170%, 08/20/04             20,000           20,000
   FHLMC (A)
        1.021%, 08/15/03             15,000           14,994
        1.290%, 04/22/04             15,000           14,856
        1.075%, 07/15/04             10,000            9,896
   FHLMC (B)
        1.077%, 08/01/03             60,000           59,973
        1.070%, 09/01/03             65,000           64,970
   FNMA
        5.125%, 02/13/04             38,954           39,753
        6.500%, 08/15/04             20,000           21,095
        1.200%, 08/23/04             25,000           24,995
   FNMA (A)
        1.090%, 08/13/03             35,000           34,986
        1.000%, 09/10/03             45,000           44,949
        1.573%, 09/19/03             25,000           24,947
        1.033%, 09/26/03             50,000           49,920
        0.990%, 10/08/03             12,300           12,276
        1.130%, 10/24/03             11,200           11,173
        0.980%, 12/10/03             15,000           14,946
        1.281%, 02/06/04             25,000           24,834
   FNMA (B)
        0.991%, 08/17/03             50,000           49,992
        1.010%, 10/28/03             50,000           49,978
   SLMA
        4.750%, 04/23/04             10,000           10,250
                                                  ----------

Total U.S. Government Agency Obligations
   (Cost $947,193)                                   947,193
                                                  ----------

COMMERCIAL PAPER -- 22.9%
ASSET BACKED - AUTOMOTIVE (E) -- 0.2%
   FCAR Owner Trust I (A)
        1.267%, 08/15/03             10,000            9,996
                                                  ----------

ASSET BACKED - CREDIT CARDS (E) -- 1.0%
   Montauk Funding Corporation
        1.066%, 08/15/03 (B)         25,000           25,000
        1.042%, 09/25/03 (A)         25,000           24,960
                                                  ----------
                                                      49,960
                                                  ----------

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
ASSET BACKED - DIVERSIFIED OPERATIONS (E)-- 15.1%
   Asset Securitization Corporation (A)
        1.203%, 08/14/03         $   50,000       $   49,978
   Blue Ridge Asset Funding (A)
        1.203%, 08/11/03             50,000           49,983
   CXC LLC (A)
        1.022%, 10/09/03             30,000           29,941
   Cancara Asset Securitization
    Limited (A)
        1.213%, 08/15/03             50,138           50,114
   Delaware Funding Incorporated (A)
        1.022%, 10/14/03             31,277           31,211
   Edison Asset Securitization LLC (A)
        1.278%, 08/12/03             50,000           49,981
        1.203%, 08/21/03             50,000           49,967
   Galaxy Funding Incorporated (A)
        1.223%, 08/12/03             50,000           49,981
        1.032%, 09/23/03             20,000           19,970
        1.040%, 09/25/03             25,000           24,960
   Moat Funding LLC (A)
        1.213%, 08/26/03             50,000           49,958
        1.176%, 09/11/03             30,000           29,960
        1.052%, 09/26/03             20,000           19,967
        1.042%, 10/14/03             25,000           24,947
   Park Avenue Receivables
    Corporation (A)
        1.031%, 09/08/03             50,000           49,946
   Scaldis Capital LLC (A)
        1.052%, 09/25/03             32,108           32,057
   Scotia Pacific Company LLC (A)
        1.032%, 10/15/03             10,000            9,979
   Scotts Company (A)
        1.034%, 12/08/03             50,000           49,816
   Tulip Funding Corporation (A)
        1.289%, 08/26/03             50,000           49,958
   Variable Funding Capital (B)
        1.060%, 08/14/03             65,000           65,000
                                                  ----------
                                                     787,674
                                                  ----------

ASSET BACKED - FINANCIAL SERVICES (E) -- 2.7%
   Beta Finance Incorporated (A)
        1.032%, 10/14/03             40,000           39,915
   Giro Balanced Funding Corporation (A)
        1.213%, 08/15/03             10,000            9,995
        1.032%, 09/22/03             43,072           43,008
   K2 LLC (A)
        1.052%, 09/29/03             20,000           19,966
   Premier Asset LLC (A)
        0.952%, 09/15/03             30,000           29,965
                                                  ----------
                                                     142,849
                                                  ----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                    7

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
ASSET BACKED - OTHER (E) -- 0.7%
   Fairway Finance Corporation (A)
        1.022%, 10/15/03         $   14,092       $   14,062
   Silver Tower (A)
        1.264%, 08/15/03             20,000           19,990
                                                  ----------
                                                      34,052
                                                  ----------

FINANCIAL SERVICES-- 2.4%
   General Electric Capital
     Corporation (A)
        1.278%, 08/15/03             35,000           34,983
   General Electric Capital
     International Funding (A)
        1.041%, 09/15/03             40,848           40,795
        1.050%, 09/24/03             50,000           49,921
                                                  ----------
                                                     125,699
                                                  ----------

HEALTHCARE -- 0.8%
   Bristol-Myers Squibb (B)
        1.200%, 08/27/03             16,000           16,000
   Pfizer Incorporated (A)
        1.014%, 12/09/03             25,700           25,606
                                                  ----------
                                                      41,606
                                                  ----------

Total Commercial Paper
   (Cost $1,191,836)                               1,191,836
                                                  ----------

CORPORATE BONDS -- 26.1%
ASSET BACKED - AUTOMOTIVE -- 0.3%
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A1
        1.250%, 05/15/04             15,225           15,225
                                                  ----------

ASSET BACKED - FINANCIAL SERVICES -- 7.1%
   Beta Finance Incorporated MTN (B) (F)
        1.066%, 08/15/03             30,000           29,999
        1.055%, 10/15/03             30,000           29,999
        1.072%, 10/29/03             10,000           10,000
   CC USA Incorporated MTN (B) (F)
        1.072%, 10/30/03             12,000           12,000
   Links Finance LLC MTN (B) (F)
        1.097%, 08/07/03             25,000           24,999
        1.091%, 08/17/03             10,000           10,000
   Links Finance LLC MTN, Ser 1 (B) (F)
        1.076%, 08/15/03             45,000           44,998
   Premier Asset LLC MTN (B) (F)
        1.100%, 10/15/03             25,000           25,000

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Sigma Finance Incorporated
     MTN (B) (F)
        1.071%, 08/15/03         $   35,000       $   34,997
   Sigma Finance Incorporated MTN,
     Ser 2 (B) (F)
        1.066%, 08/15/03             40,000           39,995
   Tango Finance Corporation
     MTN (B) (F)
        1.070%, 08/28/03             18,000           18,000
   White Pine Finance LLC MTN (B) (F)
        1.097%, 08/07/03             36,000           36,000
        1.200%, 09/07/03             54,000           53,996
                                                  ----------
                                                     369,983
                                                  ----------

ASSET BACKED - OTHER -- 1.7%
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A1
        1.208%, 06/21/04              7,917            7,917
   CNH Equipment Trust, Ser 2003-A,
     Cl A1
        1.262%, 06/11/04             23,630           23,630
   GSTR, Ser 2002-2A,
     Cl A1MA (B) (F)
        1.150%, 08/25/03              2,998            2,998
   GSTR, Ser 2002-2A,
     Cl A1MB (B) (F)
        1.160%, 08/25/03              2,498            2,498
   Leafs LLC (B)
        1.110%, 08/20/03             50,000           50,000
                                                  ----------
                                                      87,043
                                                  ----------

AUTOMOTIVE -- 0.1%
   Toyota Motor Credit MTN (B)
        1.053%, 08/16/03              7,000            7,001
                                                  ----------

BANKS -- 11.4%
   Branch Banking & Trust (B)
        1.050%, 10/24/03             25,000           25,000
   Citigroup Global Markets
        7.200%, 02/01/04             16,000           16,464
   Citigroup Incorporated
        5.700%, 02/06/04             15,000           15,322
   First Tennessee Bank (B)
        1.070%, 10/21/03             10,000           10,000
   FleetBoston Financial Corporation
     MTN, Ser R (B)
        1.570%, 08/20/03            100,000          100,075
   JP Morgan Chase & Company MTN,
     Ser C (B)
        1.460%, 08/20/03            100,000          100,170

--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   JP Morgan Chase & Company MTN,
     Ser C1 (B)
        1.415%, 08/05/03         $   28,000       $   28,019
   Key Bank N.A. (B)
        1.050%, 08/12/03             75,000           74,998
        1.095%, 10/28/03             50,000           50,000
   U.S. Bank (B)
        1.050%, 10/29/03             50,000           49,998
   Wachovia Corporation
        6.925%, 10/15/03             11,515           11,639
   Wachovia Corporation (B)
        1.476%, 08/15/03              5,000            5,002
   Wells Fargo Bank N.A. (B)
        1.057%, 08/06/03             50,000           49,997
        1.060%, 08/05/03             50,000           49,996
        1.050%, 08/14/03              7,000            7,000
                                                  ----------
                                                     593,680
                                                  ----------

FINANCIAL SERVICES -- 1.3%
   American Express Centurion (B)
        1.090%, 08/24/03             50,000           50,000
   Fannie Mae
        4.000%, 08/15/03             15,600           15,618
                                                  ----------
                                                      65,618
                                                  ----------

INVESTMENT BANKER/BROKER DEALER -- 3.5%
   Bear Stearns & Companies
     Incorporated MTN, Ser 1 (B)
        1.130%, 10/15/03             27,750           27,750
   Merrill Lynch & Company MTN (B)
        1.326%, 08/08/03             49,700           49,729
   Merrill Lynch & Company MTN,
     Ser B (B)
        1.070%, 08/13/03             20,000           20,000
        1.196%, 09/25/03             51,450           51,465
   Morgan Stanley Dean Witter &
     Company MTN (B)
        1.610%, 08/02/03             12,500           12,522
   Morgan Stanley Dean Witter &
     Company MTN, Ser C (B)
        1.590%, 08/14/03             15,000           15,039
        1.155%, 09/19/03              5,000            5,001
                                                  ----------
                                                     181,506
                                                  ----------

RETAIL -- 0.7%
   Wal-Mart Stores
        4.375%, 08/01/03             35,000           35,000
                                                  ----------

Total Corporate Bonds
   (Cost $1,355,056)                               1,355,056
                                                  ----------

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
CERTIFICATES OF DEPOSIT/EXTENDABLE
COMMERCIAL NOTES -- 7.9%
   Bank of New York (B) (F)
        1.020%, 08/12/03         $   15,000       $   14,998
   Comerica Bank (B)
        1.080%, 08/12/03             75,000           75,000
   Fairway Finance Corporation (B)
        1.056%, 08/15/03             50,000           50,000
   First Tennessee Bank (B)
        1.050%, 09/30/03             20,000           20,000
   MBNA Credit Card Master Trust (B)
        1.223%, 08/14/03             25,000           24,989
   Mitten Mortgage (B)
        1.102%, 09/30/03             15,000           14,972
   Sigma Finance Incorporated (B)
        1.087%, 08/01/03             20,000           20,000
        1.087%, 08/04/03             20,000           20,000
        1.090%, 10/14/03             25,000           25,000
   Southtrust Bank
        1.430%, 01/20/04            120,000          120,000
        1.320%, 02/18/04             25,000           25,001
                                                  ----------

Total Certificates of Deposit/Extendable
   Commercial Notes
   (Cost $409,960)                                   409,960
                                                  ----------

INSURANCE FUNDING AGREEMENTS -- 6.3%
   Metropolitan Life Insurance
     Company (B) (C)
        1.390%, 08/01/03            160,000          160,000
   Monumental Life Insurance
     Company (B) (C)
        1.400%, 08/01/03            101,500          101,500
   Travelers Insurance
    Corporation (B) (C)
        1.360%, 08/31/03             68,000           68,000
                                                  ----------

Total Insurance Funding Agreements
   (Cost $329,500)                                   329,500
                                                  ----------

REPURCHASE AGREEMENT -- 20.9%
   Banque National de Paris (D)
    1.110%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $1,085,110,457 (collateralized
    by U.S. Government Obligations,
    ranging in par value $39,086,000-
    $180,970,000, 0.490% (A)-7.250%,
    09/15/03-05/15/30; with total
    market value $1,106,779,508)  1,085,077        1,085,077
                                                  ----------

Total Repurchase Agreement
   (Cost $1,085,077)                               1,085,077
                                                  ----------

Total Investments -- 102.3%
   (Cost $5,318,622)                               5,318,622
                                                  ----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                    9

STATEMENT OF NET ASSETS (Unaudited)


Prime Obligation Fund (Concluded)
July 31, 2003
------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.3)%
Investment Advisory Fees Payable                  $      (96)
Administration Fees Payable                             (669)
Shareholder Servicing Fees Payable                      (675)
Other Assets and Liabilities, Net                   (117,562)
                                                  ----------

Total Other Assets and Liabilities                  (119,002)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
 (unlimited authorization -- no par value)
 based on 3,197,287,130 outstanding shares
   of beneficial interest                          3,197,286
Paid-in-Capital -- Class B
 (unlimited authorization -- no par value)
 based on 843,602,706 outstanding shares
   of beneficial interest                            843,603
Paid-in-Capital -- Class C
 (unlimited authorization -- no par value)
 based on 1,076,199,557 outstanding shares
   of beneficial interest                          1,076,200
Paid-in-Capital -- Class H
 (unlimited authorization -- no par value)
 based on 36,236,606 outstanding shares
   of beneficial interest                             36,235
Paid-in-Capital -- Sweep Class
 (unlimited authorization -- no par value)
 based on 46,359,343 outstanding shares
   of beneficial interest                             46,359
Undistributed net investment income                        5
Accumulated net realized loss on investments             (68)
                                                  ----------
Total Net Assets -- 100.0%                        $5,199,620
                                                  ==========

------------------------------------------------------------

Description                                            Value
------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,197,131,545 / 3,197,287,130 shares)             $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($843,626,373 / 843,602,706 shares)                 $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($1,076,262,886 / 1,076,199,557 shares)             $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($36,235,535 / 36,236,606 shares)                   $1.00
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($46,363,960 / 46,359,343 shares)                   $1.00
                                                  ==========

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2003. The date shown is the earlier of the reset date or the demand date.

(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On July 31, 2003, the value of these securities amounted to approximately $329,500,000 representing 6.3% of the net assets of the Prime Obligation Fund.

(D) Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Treasury Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 28.9%
   U.S. Treasury Bills (A)
        0.866%, 08/07/03           $ 13,000         $ 12,998
        0.879%, 12/11/03             13,000           12,958
   U.S. Treasury Bonds
        3.375%, 04/30/04             23,000           23,358
   U.S. Treasury Notes
        5.750%, 08/15/03              9,000            9,015
        5.250%, 08/15/03             30,000           30,039
        3.625%, 08/31/03             15,000           15,030
        2.750%, 10/31/03             10,000           10,034
        4.250%, 11/15/03              5,000            5,035
        3.000%, 11/30/03             10,000           10,052
        3.250%, 12/31/03             17,000           17,120
        3.000%, 01/31/04              8,000            8,064
        3.000%, 02/29/04             14,000           14,139
        3.625%, 03/31/04             14,000           14,219
        2.875%, 06/30/04             19,000           19,316
        2.250%, 07/31/04             27,000           27,310
                                                    --------

Total U.S. Treasury Obligations
   (Cost $228,687)                                   228,687
                                                    --------

REPURCHASE AGREEMENTS -- 70.9%
   ABN Amro (B)
    1.050%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $195,005,688 (collateralized by
    Treasury Obligations, ranging
    in par value $23,107,000-
    $121,895,000, 5.000%-5.500%,
    08/15/03-03/15/11; with total
    market value $198,900,535)      195,000          195,000
   Barclays (B)
    1.060%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $195,005,742 (collateralized by
    U.S. Treasury Obligations, ranging
    in par value $25,511,000-
    $170,732,000, 0.990% (A)-2.125%,
     01/15/04-10/31/04; with total
     market value $198,900,104)     195,000          195,000
   Bear Stearns Incorporated
    & Companies (B)
    1.050%, dated 07/31/03, to be
    repurchased on 08/01/03,
    repurchase price $33,000,963
    (collateralized by U.S. Treasury
    Obligations, ranging in par value
    $33,554-$32,730,000, 4.375%-
    6.000%, 08/15/12-02/15/26; with
    total market value
    $33,660,703)                     33,000           33,000

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Deutsche Bank (B)
    0.786%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $38,641,843 (collateralized by a
    U.S. Treasury Bill, par value
    $39,516,000, 0.950% (A), 11/06/03; with
    total market value
    $39,413,851)                   $ 38,641         $ 38,641
   Dresdner Bank (B)
    0.950%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $33,000,871 (collateralized by
    U.S. Treasury Obligations, ranging
    in par value $70,000-$14,040,000,
    7.875%-8.750%, 08/15/19-
    02/15/21; with total market
    value $33,666,004)               33,000           33,000
   Greenwich Capital (B)
    1.050%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $33,000,963 (collateralized by a
    U.S. Treasury Note, par
    value $34,930,000, 1.875%,
    07/15/13; with total market
    value $33,662,055)               33,000           33,000
                                                    --------
   JP Morgan Chase & Company (B)
    1.040%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $33,000,953 (collateralized by
    U.S. Treasury Notes, ranging
    in par value $15,585,000-
    $17,630,000, 1.750%-2.875%,
    06/04/03-12/31/04; with total
    market value $33,660,825)        33,000           33,000
                                                    --------

Total Repurchase Agreements
   (Cost $560,641)                                   560,641
                                                    --------

Total Investments -- 99.8%
   (Cost $789,328)                                   789,328
                                                    --------

OTHER ASSETS AND LIABILITIES -- 0.2%
Investment Advisory Fees Payable                         (16)
Administration Fees Payable                             (118)
Shareholder Servicing Fees Payable                      (184)
Other Assets and Liabilities, Net                      1,536
                                                    --------

Total Other Assets and Liabilities                     1,218
                                                    --------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   11

STATEMENT OF NET ASSETS (Unaudited)


Treasury Fund (Concluded)
July 31, 2003
------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization -- no par value)
  based on 295,753,402 outstanding shares
   of beneficial interest                           $295,754
Paid-in-Capital -- Class B
  (unlimited authorization -- no par value)
  based on 251,180,370 outstanding shares
   of beneficial interest                            251,181
Paid-in-Capital -- Class C
  (unlimited authorization -- no par value)
  based on 124,404,343 outstanding shares
   of beneficial interest                            124,404
Paid-in-Capital -- Sweep Class
  (unlimited authorization -- no par value)
  based on 119,246,262 outstanding shares
   of beneficial interest                            119,246
Undistributed net investment income                       27
Accumulated net realized loss on investments             (66)
                                                    --------
Total Net Assets -- 100.0%                          $790,546
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($295,736,891 / 295,753,402 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($251,159,494 / 251,180,370 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($124,401,701 / 124,404,343 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($119,247,539 / 119,246,262 shares)                 $1.00
                                                    ========

(A) The rate reported in effect is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Treasury II Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   U.S. Treasury Bills (A)
        0.866%, 08/07/03           $120,134         $120,117
        0.942%, 08/14/03            116,396          116,356
        0.833%, 08/21/03            156,431          156,359
        0.868%, 08/28/03            121,190          121,111
        0.827%, 09/04/03             24,557           24,538
        0.964%, 09/11/03             20,000           19,978
        0.897%, 09/25/03             28,272           28,233
        0.878%, 10/09/03             15,166           15,141
        0.937%, 10/23/03              9,931            9,910
        0.912%, 12/04/03             20,474           20,409
   U.S. Treasury Bonds
        3.375%, 04/30/04              3,000            3,047
   U.S. Treasury Notes
        5.250%, 08/15/03             15,000           15,023
        3.625%, 08/31/03             10,000           10,018
        2.750%, 10/31/03             19,000           19,065
        4.250%, 11/15/03              5,000            5,035
        3.000%, 11/30/03              4,200            4,222
        3.250%, 12/31/03             10,000           10,071
        3.000%, 01/31/04              8,000            8,064
        3.000%, 02/29/04              6,000            6,066
        3.625%, 03/31/04              8,000            8,123
        2.875%, 06/30/04             17,000           17,278
        2.250%, 07/31/04             29,000           29,333
                                                    --------

Total U.S. Treasury Obligations
   (Cost $767,497)                                   767,497
                                                    --------

Total Investments -- 100.0%
   (Cost $767,497)                                   767,497
                                                    --------

OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                         (16)
Administration Fees Payable                             (149)
Shareholder Servicing Fees Payable                      (132)
Other Assets and Liabilities, Net                        564
                                                    --------

Total Other Assets and Liabilities                       267
                                                    --------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization -- no par value)
   based on 404,357,636 outstanding shares
   of beneficial interest                           $404,358
Paid-in-Capital -- Class B
  (unlimited authorization -- no par value)
  based on 198,771,438 outstanding shares
   of beneficial interest                            198,771
Paid-in-Capital -- Class C
  (unlimited authorization -- no par value)
  based on 164,775,845 outstanding shares
   of beneficial interest                            164,776
Undistributed net investment income                       82
Accumulated net realized loss on investments            (223)
                                                    --------

Total Net Assets -- 100.0%                          $767,764
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($404,190,201 / 404,357,636 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($198,808,598 / 198,771,438 shares)                 $1.00
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($164,765,269 / 164,775,845 shares)                 $1.00
                                                    ========

(A) The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   13

SCHEDULE OF INVESTMENTS (Unaudited)


Short-Duration Government Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.3%
   U.S. Treasury Bonds
        3.375%, 04/30/04            $25,000         $ 25,414
   U.S. Treasury Notes
        6.500%, 08/15/05             10,775           11,780
        5.875%, 11/15/04             25,000           26,413
        3.000%, 11/15/07             25,000           24,932
        2.875%, 06/30/04             22,500           22,842
        1.875%, 09/30/04             15,000           15,094
        1.500%, 02/28/05             25,000           24,966
                                                    --------

Total U.S. Treasury Obligations
   (Cost $150,383)                                   151,441
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.1%
   FHLB
        4.875%, 11/15/06              9,225            9,804
        2.125%, 05/15/06             10,000            9,871
   FHLMC
        4.650%, 11/06/06              2,470            2,491
   FHLMC (A)
        1.020%, 09/30/03             14,000           13,976
   FNMA
        7.125%, 02/15/05             10,000           10,817
        6.000%, 12/15/05 to 05/15/08 14,000           15,265
        4.000%, 11/17/06             20,000           20,157
   FNMA (A)
        1.030%, 10/01/03             14,000           13,976
   Private Export Funding
        5.340%, 03/15/06             10,000           10,713
   SLMA
        5.250%, 03/15/06             10,000           10,691
                                                    --------

Total U.S. Government Agency Obligations
   (Cost $118,164)                                   117,761
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 17.5%
   FHLMC
        6.500%, 10/01/07                  5                5
        5.500%, 06/01/17 to 07/01/17  8,957            9,127
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                675              675
   FHLMC REMIC, Ser 2492, Cl GA
        4.750%, 01/15/17              2,574            2,582
   FHLMC REMIC, Ser 2496, Cl PA
        5.000%, 10/15/16              5,000            5,121
   FNMA
        5.500%, 11/25/10              3,373            3,418
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                 63               63
   FNMA TBA
        5.500%, 08/01/18             14,000           14,263
   GNMA
        7.500%, 01/15/11 to 02/15/11    289              312
        6.500%, 05/15/16 to 09/15/17 14,570           15,344
        6.000%, 04/15/09 to 06/15/33 13,007           13,416
                                                    --------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $65,003)                                     64,326
                                                    --------

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.8%
   ABN Amro
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $12,900,401 (collateralized by a
     U.S. Government Obligation, par
     value $12,562,000, 5.625%,
     05/14/04; with total market
     value $13,158,695)             $12,900         $ 12,900
   Goldman Sachs Group
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $30,200,940 (collateralized by a
     U.S. Government Obligation, par
     value $45,324,304, 6.000%,
     11/01/32; with total market
     value $30,804,000)              30,200           30,200
                                                    --------

Total Repurchase Agreements
   (Cost $43,100)                                     43,100
                                                    --------

Total Investments -- 102.7%
   (Cost $376,650)                                  $376,628
                                                    ========

Percentages are based on net assets of $366,605,803.


(A) The rate reported is the effective yield at time of purchase.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Intermediate-Duration Government Fund
July 31, 2003
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 69.0%
   U.S. Treasury Bonds
       12.000%, 08/15/13            $25,000         $ 34,974
       10.375%, 11/15/12             34,000           43,893
   U.S. Treasury Notes
        3.500%, 11/15/06             31,000           31,903
        3.000%, 11/15/07 to 02/15/08 13,000           12,933
                                                    --------

Total U.S. Treasury Obligations
   (Cost $120,316)                                   123,703
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.6%
   FHLB
        2.125%, 05/15/06              5,000            4,935
   Israel Trust, Government Trust,
     Ser 1D (A)
        3.786%, 05/15/09              5,000            3,920
   Turkey Trust, Government Backed,
     Ser T-1 (A)
        3.786%, 05/15/09              6,020            4,719
                                                    --------

Total U.S. Government Agency Obligations
   (Cost $13,912)                                     13,574
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 16.6%
   FHLMC
        8.250%, 12/01/07 to 12/01/09    182              193
        6.500%, 09/01/10                554              582
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                 50               50
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                 94               94
   FHLMC REMIC, Ser 1758, Cl E
        5.500%, 04/15/08                198              200
   FHLMC REMIC, Ser 2492, Cl GA
        4.750%, 01/15/17              1,545            1,549
   FNMA
        9.500%, 05/01/18                148              165
        8.000%, 05/01/08 to 06/01/08    134              144
        7.500%, 03/01/07                 51               53
        7.040%, 03/01/07                 37               42
        7.007%, 06/01/07                 15               17
        6.812%, 10/01/07                 46               50
        6.083%, 12/01/11              4,925            5,613
        5.913%, 02/01/12              3,941            4,277
   FNMA REMIC, Ser 1993-188, Cl LA
        6.000%, 11/25/03                 13               13
   GNMA
        8.750%, 05/20/17 to 11/20/17    159              175
        8.500%, 05/20/16 to 02/20/18    415              454
        8.250%, 04/15/06 to 07/15/08    179              191
        6.000%, 04/15/09 to 01/15/33    199              206
   GNMA TBA
        6.000%, 08/01/33 to 09/01/33 15,465           15,718
                                                    --------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $30,142)                                     29,786
                                                    --------

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.7%
   ABN Amro
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $10,600,330 (collateralized by a
     U.S. Government Obligation, par
     value $10,322,000, 5.625%,
     05/14/04; with total market
     value $10,812,295)             $10,600         $ 10,600
   Goldman Sachs Group
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $15,700,488 (collateralized by a
     U.S. Government Obligation, par
     value $20,189,265, 6.000%,
     03/01/33; with total market
     value $16,014,001)              15,700           15,700
                                                    --------

Total Repurchase Agreements
   (Cost $26,300)                                     26,300
                                                    --------

Total Investments -- 107.9%
   (Cost $190,670)                                  $193,363
                                                    ========


Percentages are based on net assets of $179,271,983.


(A) The rate reported is the effective yield at time of purchase.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   15

STATEMENT OF NET ASSETS (Unaudited)


GNMA Fund
July 31, 2003
------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 99.6%
   FNMA
        6.300%, 07/01/11             $ 1,918        $  2,096
        5.930%, 12/01/08                 665             720
        5.890%, 10/01/11               1,375           1,482
        5.780%, 11/01/11               1,248           1,336
        5.735%, 01/01/09               1,414           1,521
        5.420%, 11/01/08               1,275           1,355
        4.667%, 04/01/13               8,127           7,863
   FNMA TBA
        5.500%, 08/01/33               6,000           5,923
        5.000%, 09/01/33               2,250           2,142
   FNMA, Ser 2002-42, Cl C
        6.000%, 07/25/17               1,500           1,562
   FNMA, Ser 2002-3, Cl PG
        5.500%, 02/25/17               2,000           2,023
   FNMA, Ser 2002-7, Cl TG
        6.000%, 03/25/17               2,000           2,092
   GNMA
       12.500%, 12/15/10 to 07/15/15      11              13
       12.000%, 04/15/14                   1               1
       11.500%, 02/15/13                   5               6
       10.000%, 09/15/15 to 07/15/20     102             112
        9.500%, 06/15/09 to 11/15/20   1,182           1,297
        9.000%, 12/15/17 to 05/15/22     830             926
        8.500%, 08/15/08 to 09/15/17     276             302
        8.000%, 04/15/17 to 03/15/32   6,955           7,512
        7.750%, 10/15/26                 115             124
        7.500%, 05/15/17 to 12/15/29  23,205          24,675
        7.250%, 01/15/28               1,143           1,207
        7.000%, 09/15/22 to 04/15/32  54,957          57,772
        6.750%, 11/15/27                 458             480
        6.500%, 11/15/07 to 11/15/32  76,936          80,193
        6.000%, 12/15/08 to 06/15/33  64,910          66,361
        5.500%, 11/15/32 to 04/15/33  15,845          15,750
        5.000%, 06/15/33 to 07/15/33  21,003          20,192
   GNMA TBA
        6.500%, 08/20/33               2,000           2,071
        6.000%, 07/01/18 to 08/01/33  19,590          19,971
        5.000%, 08/01/33               5,000           4,792
                                                    --------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $334,325)                                   333,872
                                                    --------

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.2%
   ABN Amro
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $12,700,395 (collateralized by a
     U.S. Government Obligation, par
     value $12,367,000, 5.625%,
     05/14/04; with total market
     value $12,954,433)             $12,700         $ 12,700
   Goldman Sachs Group
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $28,300,880 (collateralized by a
     U.S. Government Obligation, par
     value $42,472,775, 6.000%,
     11/01/32; with total market
     value $28,866,000)              28,300           28,300
                                                    --------

Total Repurchase Agreements
   (Cost $41,000)                                     41,000
                                                    --------

Total Investments -- 111.8%
   (Cost $375,325)                                   374,872
                                                    --------

OTHER ASSETS AND LIABILITIES -- (11.8)%
Administration Fees Payable                              (97)
Shareholder Servicing Fees Payable                       (47)
Payable for Investment Securities Purchased          (34,483)
Other Assets and Liabilities, Net                     (5,039)
                                                    --------

Total Other Assets and Liabilities                   (39,666)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A (unlimited
 authorization -- no par value) based on
   34,256,190 outstanding shares
   of beneficial interest                            348,213
Distribution in excess of net investment income           (8)
Accumulated net realized loss on investments         (12,546)
Net unrealized depreciation on investments              (453)
                                                    --------

Total Net Assets -- 100.0%                          $335,206
                                                    ========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A                          $9.79
                                                    ========


Cl -- Class
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
Ser -- Series
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Corporate Daily Income Fund

July 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 2.1%
   U.S. Treasury Notes
        3.000%, 02/29/04            $ 7,500         $  7,583
                                                    --------

Total U.S. Treasury Obligation
   (Cost $7,536)                                       7,583
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.9%
   FFCB
        4.050%, 12/11/07              3,500            3,530
   FHLB
        5.220%, 09/19/06              2,000            2,010
        4.750%, 06/28/04              5,000            5,157
        3.625%, 10/15/04              5,000            5,126
        3.375%, 06/15/04             25,400           25,859
        3.270%, 02/12/04              5,000            5,056
   FHLMC
        4.650%, 11/06/06              1,000            1,009
        3.000%, 07/15/04             19,000           19,310
   FHLMC (A)
        1.348%, 01/29/04              1,800            1,790
        1.307%, 04/22/04              2,000            1,985
   FNMA
        5.125%, 02/13/04             22,327           22,800
        4.000%, 11/17/06             15,000           15,118
        3.500%, 09/15/04              7,500            7,676
   FNMA (A)
        1.403%, 12/12/03              2,150            2,142
   Israel Trust, Government Trust,
     Ser 2F (A)
        1.868%, 11/15/04              5,000            4,880
   SLMA (B)
        1.339%, 09/15/03                584              584
                                                    --------

Total U.S. Government Agency Obligations
   (Cost $124,020)                                   124,032
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 7.3%
   FHLMC
        7.000%, 03/01/07 to 09/01/07     83               86
        1.700%, 12/15/06              4,000            3,998
   FHLMC (B)
        3.962%, 08/01/03              4,074            4,146
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22              1,110            1,134
   FHLMC REMIC, Ser 2038, Cl PB
        5.500%, 03/21/04                690              704
   FHLMC REMIC, Ser 2478, Cl EL
        5.000%, 04/15/16                815              817
   FHLMC REMIC, Ser 2481, Cl OA
        5.000%, 08/15/08                543              545
   FHLMC REMIC, Ser 2492, Cl GA
        4.750%, 01/15/17                193              194

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   FHLMC REMIC, Ser 2496, Cl PA
        5.000%, 10/15/16            $ 1,500         $  1,536
   FHLMC REMIC, Ser 2503, Cl JA
        5.500%, 07/15/10              1,061            1,075
   FHLMC REMIC, Ser 2638, Cl KA
        3.000%, 07/15/09              2,000            2,031
   FNMA
        7.000%, 01/01/04                219              221
        5.500%, 02/25/09 to 03/25/18  3,779            3,836
        5.000%, 08/25/14                866              867
   FNMA (B)
        4.819%, 08/01/03              1,943            1,978
        4.070%, 08/01/03                371              380
        3.920%, 08/01/03                698              716
        3.853%, 08/01/03                649              665
        3.017%, 08/01/03                565              567
   SLMA, Ser 2002-A, Cl A1 (B)
        1.410%, 09/15/03              1,270            1,272
                                                    --------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $26,984)                                     26,768
                                                    --------

COMMERCIAL PAPER -- 0.5%
FINANCIAL SERVICES -- 0.5%
   Goldman Sachs Group (A)
        1.290%, 11/04/03              2,000            1,993
                                                    --------

Total Commercial Paper
   (Cost $1,993)                                       1,993
                                                    --------

CORPORATE BONDS -- 18.3%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics Corporation
        2.125%, 05/15/06              1,265            1,251
                                                    --------

AIR TRANSPORTATION -- 0.6%
   American Airlines (B)
        1.648%, 09/23/03              1,280            1,282
   Federal Express Corporation
        6.625%, 02/12/04              1,000            1,027
                                                    --------
                                                       2,309
                                                    --------

BANKS -- 1.0%
   Bank of America Corporation MTN,
     Ser H (B)
        1.550%, 08/03/03              1,000            1,002
   JP Morgan Chase & Company
        6.250%, 12/15/05              1,000            1,087
   Popular North America Incorporated
     MTN, Ser E (B)
        2.756%, 10/15/03              1,500            1,503
                                                    --------
                                                       3,592
                                                    --------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   17

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.3%
   Clear Channel Communications
        6.000%, 11/01/06            $ 1,000         $  1,077
                                                    --------

COMMUNICATIONS EQUIPMENT -- 0.6%
   Citizens Communications
        6.375%, 08/15/04              1,250            1,295
   Comcast Cable Communications
        8.125%, 05/01/04              1,000            1,040
                                                    --------
                                                       2,335
                                                    --------

COMPUTERS & SERVICES -- 0.5%
   Hewlett-Packard Company MTN, Ser A
        3.375%, 12/15/05              1,250            1,264
   IBM Corporation (B)
        1.332%, 09/10/03                625              626
                                                    --------
                                                       1,890
                                                    --------

CONSUMER PRODUCTS -- 0.4%
   Gillette Company
        3.500%, 10/15/04              1,250            1,247
                                                    --------

ELECTRICAL SERVICES -- 1.6%
   Alabama Power Company, Ser N
        4.875%, 09/01/04              1,000            1,036
        2.650%, 02/15/06                500              499
   Cinergy Corporation
        6.250%, 09/01/04              1,000            1,044
   Dominion Resources Incorporated
        2.800%, 02/15/05              1,000            1,005
   Progress Energy Incorporated
        6.550%, 03/01/04              1,250            1,285
   Scana Corporation MTN (B)
        1.935%, 08/01/03              1,250            1,248

                                                       6,117
                                                    --------

FINANCIAL SERVICES -- 5.6%
   CIT Group Incorporated MTN (B)
        2.360%, 10/09/03              1,500            1,507
   Caterpillar Financial
     Services Corporation
     MTN, Ser F (B)
        1.460%, 08/04/03              1,250            1,251
   Citigroup Incorporated
        4.125%, 06/30/05              1,000            1,037
        1.341%, 08/09/03 (B)          1,250            1,252
   Countrywide Home Loan
        3.500%, 12/19/05              1,250            1,278
        1.760%, 09/02/03 (B)          1,250            1,255
   Ford Motor Credit Company
     MTN (B)
        1.530%, 10/26/03              2,000            1,996

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   General Motors Acceptance
     Corporation
        4.500%, 07/15/06            $ 2,000         $  2,004
   Hartford Financial Services Group
        2.375%, 06/01/06              1,250            1,230
   Household Finance Corporation
     MTN (B)
        1.630%, 05/28/03                650              652
   International Lease Finance Corporation
     MTN, Ser N
        5.120%, 06/01/05              1,000            1,044
   John Deere Capital Corporation MTN,
     Ser D
        4.125%, 12/05/03              1,000            1,010
        3.125%, 12/15/05              1,000            1,017
   National Rural Utilities
        3.000%, 02/15/06              2,000            2,024
   National Rural Utilities
     MTN, Ser C (B)
        2.110%, 10/27/03              1,000            1,005
   SLM Corporation MTN, Ser A (B)
        1.390%, 10/25/03              1,000            1,003
                                                    --------
                                                      20,565
                                                    --------

FOOD, BEVERAGE & TOBACCO -- 2.0%
   Altria Group
        6.800%, 12/01/03              1,500            1,515
   Coca-Cola Enterprises (B)
        1.360%, 10/27/03              1,000            1,001
   Conagra Foods Incorporated
        7.400%, 09/15/04              1,000            1,060
   Fortune Brands Incorporated (C)
        7.125%, 11/01/04                950            1,013
   Kraft Foods Incorporated (B)
        1.480%, 08/26/03              1,000              996
   Tyson Foods Incorporated
        6.625%, 10/01/04              1,500            1,551
                                                    --------
                                                       7,136
                                                    --------

HEALTHCARE -- 1.5%
   Anthem Incorporated
        4.875%, 08/01/05                995            1,040
   Cardinal Health Incorporated
        4.450%, 06/30/05              1,476            1,536
   Unitedhealth Group Incorporated
        6.600%, 12/01/03              1,000            1,017
        1.880%, 08/08/03 (B) (C)      1,750            1,751
                                                    --------
                                                       5,344
                                                    --------


--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
INSURANCE -- 1.3%
   ASIF Global Finance (B) (C)
        1.430%, 08/30/03            $ 1,000         $  1,000
   Monumental Global Funding (B)
        1.260%, 08/28/03              1,000            1,001
        1.259%, 09/26/03              1,500            1,500
   NAC Receivables Corporation
        7.150%, 11/15/05              1,250            1,353
                                                    --------
                                                       4,854
                                                    --------

MEDICAL PRODUCTS & SERVICES -- 0.3%
   Wellpoint Health Network
        6.375%, 06/15/06                850              936
                                                    --------

MISCELLANEOUS BUSINESS SERVICES -- 1.1%
   AOL Time Warner Incorporated
        5.625%, 05/01/05              1,000            1,050
   Computer Sciences Corporation
        7.500%, 08/08/05              1,250            1,375
   Masco Corporation
        6.125%, 09/15/03                750              754
        6.000%, 05/03/04                765              789
                                                    --------
                                                       3,968
                                                    --------

PETROLEUM & FUEL PRODUCTS -- 0.3%
   Amerada Hess Corporation
        5.300%, 08/15/04              1,000            1,032
                                                    --------

RETAIL -- 0.8%
   CVS Corporation
        5.625%, 03/15/06              1,145            1,233
   Wal-Mart Stores
        3.250%, 09/29/03              1,750            1,756
                                                    --------
                                                       2,989
                                                    --------

Total Corporate Bonds
   (Cost $65,703)                                     66,642
                                                    --------

ASSET BACKED SECURITIES -- 27.7%
AUTOMOTIVE -- 16.1%
   Aesop Funding II LLC, Ser 1998-1,
     Cl A (C)
        6.140%, 05/20/06              1,750            1,857
   Aesop Funding II LLC, Ser 2000-3,
     Cl A (B) (C)
        1.290%, 08/20/03                625              625
   Aesop Funding II LLC, Ser 2002-1A,
     Cl A1 (C)
        3.850%, 10/20/06              1,000            1,025
   Aesop Funding II LLC, Ser 2003-4A,
     Cl A1 (B) (C)
        1.323%, 08/20/03              1,435            1,443

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A5
        6.990%, 07/15/08            $ 2,100         $  2,201
   BMW Owner Trust, Ser 2003-A, Cl A2
        1.450%, 11/25/05              1,750            1,751
   Capital Auto Receivables Asset Trust,
     Ser 2001-2, Cl A4 (B)
        5.000%, 12/15/06                315              325
   Capital Auto Receivables Asset Trust,
     Ser 2002-2, Cl A2
        2.890%, 08/15/03                310              311
   Capital Auto Receivables Asset Trust,
     Ser 2002-4, Cl A4
        2.640%, 03/17/08              1,495            1,500
   Capital Auto Receivables Asset Trust,
     Ser 2003-1, Cl A1B (B)
        1.230%, 08/15/03                995              995
   Capital Auto Receivables Asset Trust,
     Ser 2003-2, Cl A2A
        1.200%, 05/16/05                980              979
   Capital One Auto Finance Trust,
     Ser 2003-A, Cl A2
        1.400%, 03/15/06              1,250            1,250
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                980              999
   Carmax Auto Owner Trust,
     Ser 2002-2, Cl A3
        2.670%, 08/15/06              1,000            1,013
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A2
        1.230%, 10/15/05              1,275            1,273
   Chase Manhattan Auto Owner Trust,
     Ser 2001-B, Cl A3
        3.090%, 11/15/05              1,344            1,353
   Chase Manhattan Auto Owner Trust,
     Ser 2002-B, Cl A3
        3.580%, 05/15/06              1,250            1,270
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A2
        1.260%, 01/16/06              1,000              999
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A3
        3.850%, 04/06/06              2,000            2,043
   DaimlerChrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06              1,500            1,523
   DaimlerChrysler Auto Trust,
     Ser 2002-C, Cl A2
        2.070%, 06/08/05              1,235            1,238
   Ford Credit Auto Owner Trust,
     Ser 2000-F, Cl A3
        6.580%, 11/15/04              1,000            1,011

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   19

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A3A
        2.680%, 02/15/06            $ 1,000         $  1,013
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A2B (B)
        1.230%, 08/15/03                705              705
   Harley-Davidson Motorcycle Trust,
     Ser 2003-2, Cl A1
        1.340%, 01/15/08                464              464
   Honda Auto Receivables Owner Trust,
     Ser 2001-1, Cl A3
        5.360%, 09/20/04                270              271
   Honda Auto Receivables Owner Trust,
     Ser 2001-3, Cl A4
        3.960%, 02/19/07              1,750            1,794
   Honda Auto Receivables Owner Trust,
     Ser 2002-2, Cl A3
        3.830%, 02/15/06                995            1,013
   Honda Auto Receivables Owner Trust,
     Ser 2002-3, Cl A3
        3.000%, 05/18/06              1,750            1,777
   Honda Auto Receivables Owner Trust,
     Ser 2003-1, Cl A3
        1.920%, 11/20/06              1,225            1,227
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A2
        1.340%, 12/21/05              1,750            1,749
   Household Automotive Trust,
     Ser 2001-1, Cl A3
        5.260%, 08/17/05                462              466
   Household Automotive Trust,
     Ser 2002-2, Cl A2
        2.150%, 12/19/05                670              672
   Household Automotive Trust,
     Ser 2003-1, Cl A3
        1.730%, 12/17/07              1,000              993
   Navistar Financial Corporate Owner
     Trust, Ser 2002-A, Cl A3
        4.090%, 08/25/03              1,000            1,020
   Nissan Auto Receivables Owner Trust,
     Ser 2001-C, Cl A2
        3.070%, 08/16/04                260              261
   Nissan Auto Receivables Owner Trust,
     Ser 2002-A, Cl A3
        3.580%, 09/15/05                984              995
   Nissan Auto Receivables Owner Trust,
     Ser 2003-A, Cl A2
        1.450%, 05/16/05              1,270            1,270
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.200%, 11/15/05              1,500            1,497
   Onyx Acceptance Auto Trust,
     Ser 2000-C, Cl A4
        7.260%, 05/15/07                739              756

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Onyx Acceptance Auto Trust,
     Ser 2003-A, Cl A3
        2.230%, 02/15/07            $ 1,390         $  1,399
   Peoplefirst.com Auto Receivables Owner
    Trust, Ser 2000-2, Cl A4
        6.430%, 09/15/07              1,060            1,070
   Toyota Auto Receivables Owner Trust,
     Ser 2001-A, Cl A3 (B)
        1.187%, 08/15/03                121              121
   Toyota Auto Receivables Owner Trust,
     Ser 2001-B, Cl A3 (B)
        1.187%, 08/15/03                151              151
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06                675              683
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
        6.980%, 06/15/05                857              873
   USAA Auto Owner Trust,
     Ser 2003-01, Cl A2
        1.220%, 04/17/06              1,830            1,826
   Union Acceptance Corporation,
     Ser 2001-A, Cl A3
        5.290%, 11/08/05                122              122
   WFS Financial Owner Trust,
     Ser 2000-C, Cl A3
        7.070%, 02/20/05                110              110
   WFS Financial Owner Trust,
     Ser 2001-C, Cl A3 (B)
        1.210%, 09/20/03                281              281
   WFS Financial Owner Trust,
     Ser 2002-3, Cl A3
        2.760%, 02/20/07              1,000            1,012
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07              1,485            1,495
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A2
        1.500%, 03/20/06                675              675
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A2
        1.320%, 05/22/06              1,285            1,284
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05              1,691            1,694
   World Omni Auto Receivables Trust,
     Ser 2001-A, Cl A3
        5.300%, 02/20/05                129              130
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
        1.980%, 05/15/07              1,140            1,143
                                                    --------
                                                      58,996
                                                    --------

--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
CREDIT CARD -- 6.3%
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
        1.690%, 01/15/09            $   695         $    674
   American Express Master Trust,
     Ser 2002-2, Cl A (B)
        1.157%, 08/15/03              1,980            1,980
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08              1,500            1,558
   Bank One Issuance Trust,
     Ser 2003-A2, Cl A2 (B)
        1.157%, 08/15/03              1,500            1,501
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (B)
        1.350%, 08/15/03              1,750            1,742
   Capital One Multi-Asset Execution
     Trust, Ser 2003-A1, Cl A1 (B)
        1.497%, 08/15/03              1,465            1,472
   Capital One Multi-Asset Execution
     Trust, Ser 2003-B1, Cl B1 (B)
        2.277%, 08/15/03              1,250            1,242
   Chase Credit Card Master Trust,
     Ser 2002-4, Cl A (B)
        1.157%, 10/15/07              1,500            1,500
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08              1,000            1,049
   Citibank Credit Card Issuance Trust,
     Ser 2000-A2, Cl A2 (B)
        1.340%, 08/07/03              1,500            1,500
   Citibank Credit Card Issuance Trust,
     Ser 2002-A9, Cl A9 (B)
        1.159%, 09/15/03              1,300            1,300
   Citibank Credit Card Issuance Trust,
     Ser 2003-A2, Cl A2
        2.700%, 01/15/08              1,560            1,567
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
        2.500%, 04/07/08              1,350            1,343
   First USA Credit Card Master Trust,
     Ser 1998-9, Cl A
        5.280%, 01/18/04                800              816
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (B)
        1.482%, 08/15/03              1,000            1,001
   MBNA Credit Card Master Note Trust,
     Ser 2002-A6, Cl A6
        3.900%, 11/15/07              2,000            2,068
   MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
        5.150%, 07/15/09                500              526
                                                    --------
                                                      22,839
                                                    --------

------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 2.1%
   Connecticut RRB Special Purpose Trust,
    Ser 2001-1, Cl A2
        5.360%, 03/30/07            $ 1,134        $   1,173
   DaimlerChrysler Master Owner Trust,
     Ser 2003-A, Cl A (B)
        1.157%, 08/15/03              1,075            1,075
   Ford Credit Floorplan Master Owner
     Trust, Ser 2001-1, Cl A (B)
        1.197%, 08/15/03              1,000            1,000
   John Deere Owner Trust,
     Ser 2003-A, Cl A2
        1.310%, 01/15/06              1,430            1,423
   Navistar Financial Dealer Owner
     Trust, Ser 2003-A, Cl A2 (B)
        1.410%, 08/25/03              2,000            2,000
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                847              878
                                                    --------
                                                       7,549
                                                    --------

MORTGAGE RELATED -- 3.2%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (B)
        1.475%, 08/27/03                556              555
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43              1,000            1,057
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                888              956
   CS First Boston Mortgage
     Securities Corporation,
     Ser 1997-C2, Cl A2
        6.520%, 01/17/35                996            1,053
   Chase Funding Loan Acquisition Trust,
     Ser 2001-AD1, Cl 1A3
        4.541%, 02/25/23              1,500            1,510
   Commercial Mortgage,
     Ser 2000-FL3A, Cl A (B) (C)
        1.327%, 08/15/03                505              505
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (B)
        1.335%, 08/25/03                 66               66
   GMAC Commercial Mortgage
     Securities Incorporated,
     Ser 1999-CTL1, Cl A (C)
        7.151%, 12/15/16                693              742
   GMAC Commercial Mortgage
     Securities Incorporated,
     Ser 2001-FL1A, Cl A (B) (C)
        1.370%, 08/11/03                 79               79
   GSR Mortgage Loan Trust,
     Ser 2002-9, Cl A1A (B)
        2.882%, 08/25/03                 24               24

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   21

STATEMENT OF NET ASSETS (Unaudited)


Corporate Daily Income Fund (Concluded)
July 31, 2003
------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   JP Morgan Chase Commercial
     Mortgage Trust,
     Ser 2003-FL1A,
     Cl A1 (B) (C)
        1.370%, 08/14/03            $ 1,161         $  1,161
   Morgan Stanley Dean Witter
     Capital I, Ser 2000, Cl A1
        7.070%, 02/23/34                220              237
   Nomura Asset Securities Corporation,
     Ser 1998-D6, Cl A1A
        6.280%, 03/15/30                830              890
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (B)
        1.400%, 08/25/03              1,715            1,713
   Residential Asset Securities
     Corporation, Ser 2000-KS5,
     Cl AII (B)
        1.340%, 08/25/03                325              325
   Residential Asset Securities
     Corporation, Ser 2001-KS4,
     Cl AIB (B)
        1.420%, 08/25/03                827              829
                                                    --------
                                                      11,702
                                                    --------

Total Asset Backed Securities
   (Cost $100,841)                                   101,086
                                                    --------

REPURCHASE AGREEMENTS -- 9.8%
   Goldman Sachs Group
    1.120%, dated 07/31/03, to be
    repurchased on 08/01/03, repurchase
    price $25,100,781 (collateralized by a
    U.S. Government Obligation, par
    value $32,277,105, 6.000%,
    03/01/33; with total market
    value $25,602,001)               25,100           25,100
   UBS Paine Webber
     1.120%, dated 07/31/03, to be
     repurchased on 08/01/03, repurchase
     price $10,700,333 (collateralized by a
     U.S. Government Obligation, par
     value $11,305,000, 4.000%,
     03/18/11; with total market
     value $10,918,435)              10,700           10,700
                                                    --------

Total Repurchase Agreements
   (Cost $35,800)                                     35,800
                                                    --------

Total Investments -- 99.6%
   (Cost $362,877)                                   363,904
                                                    --------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Administration Fees Payable                         $    (73)
Other Assets and Liabilities, Net                      1,553
                                                    --------

Total Other Assets and Liabilities                     1,480
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization -- no par value)
  based on 180,547,931 outstanding shares
  of beneficial interest                             365,183
Undistributed net investment income                        2
Accumulated net realized loss on investments            (828)
Net unrealized appreciation on investments             1,027
                                                    --------

Total Net Assets -- 100.0%                          $365,384
                                                    ========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $2.02
                                                    ========


(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2003. The date shown is the earlier of the reset date or the demand date.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Statements of Assets and Liabilities ($ Thousands)


July 31, 2003 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INTERMEDIATE-
                                                                                          SHORT-DURATION           DURATION
                                                                                              GOVERNMENT         GOVERNMENT
                                                                                                    FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $376,650, $190,670, respectively)                              $   376,628        $   193,363
   Cash                                                                                               84                 93
   Receivable for investment securities sold                                                      25,779              9,941
   Interest receivable                                                                             2,771              2,581
   Receivable for shares of beneficial interest sold                                                 489                136
   Other assets                                                                                        8                  5
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                  405,759            206,119
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Administration fees payable                                                                       108                 56
   Shareholder servicing fees payable                                                                 --                  5
   Payable for investment securities purchased                                                    37,725             26,310
   Payable for shares of beneficial interest redeemed                                              1,017                279
   Income distribution payable                                                                       243                137
   Accrued expenses                                                                                   60                 60
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                              39,153             26,847
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                             $   366,606        $   179,272
====================================================================================================================================

NET ASSETS:
   Paid in Capital -- Class A                                                                $   367,020        $   177,159
   Undistributed/(distributions in excess of) net investment income                                    5                 (3)
   Accumulated net realized loss on investments                                                     (397)              (577)
   Net unrealized appreciation (depreciation) on investments                                         (22)             2,693
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                                                   $   366,606        $   179,272
====================================================================================================================================
Outstanding shares of beneficial interest -- Class A
   (unlimited authorization -- no par value)                                                  35,442,048         16,673,926
Net Asset Value, Offering and Redemption Price Per Share -- Class A                          $     10.34        $     10.75
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   23

Statements of Operations ($ Thousands)


For the six months ended July 31, 2003 (Unaudited)


----------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                  $6,895                $5,034            $5,606             $32,458
----------------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Administration Fees                               1,730                   942               867               4,712
   Shareholder Servicing Fees-- Class A Shares         705                   483               849               3,967
   Shareholder Servicing Fees-- Class B Shares         203                   331               263               1,134
   Shareholder Servicing Fees-- Class C Shares         634                   336               144               2,343
   Shareholder Servicing Fees-- Class H Shares          --                    --                --                  88
   Shareholder Servicing Fees-- Sweep Class Shares*    359                   163                --                 195
   Investment Advisory Fees                            120                    90               105                 569
   Custodian/Wire Agent Fees                            53                    28                19                 196
   Registration Fees                                    21                    12                13                  80
   Trustees' Fees                                        3                     2                 2                  14
   Other Expenses                                       36                    25                31                 148
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    3,864                 2,412             2,293              13,446
----------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                            (1,019)                 (313)             (125)               (759)
     Investment Advisory Fees                           --                    --                --                  --
     Shareholder Servicing Fees-- Class A Shares*     (705)                 (483)             (849)             (3,967)
----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      2,140                 1,616             1,319               8,720
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                4,755                 3,418             4,287              23,738
======================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                               2                    --                (3)                  2
   Net Change in Unrealized
     Depreciation on Investments                        --                    --                --                  --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        $4,757                $3,418            $4,284             $23,740
======================================================================================================================
Amounts designated as "--" are zero or have been rounded to zero.
*Includes distribution and shareholder servicing fees.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   SHORT-    INTERMEDIATE-
                                                                                 DURATION         DURATION                CORPORATE
                                                      TREASURY  TREASURY II    GOVERNMENT       GOVERNMENT       GNMA  DAILY INCOME
                                                          FUND         FUND          FUND             FUND       FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                      $4,445       $4,418       $ 4,872          $ 3,413   $  6,911        $4,131
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
   Administration Fees                                     858          940           617              334        623           642
   Shareholder Servicing Fees-- Class A Shares             253          498           440              239        487           459
   Shareholder Servicing Fees-- Class B Shares             430          390            --               --         --            --
   Shareholder Servicing Fees-- Class C Shares             289          311            --               --         --            --
   Shareholder Servicing Fees-- Class H Shares              --           --            --               --         --            --
   Shareholder Servicing Fees-- Sweep Class Shares*        410           --            --               --         --            --
   Investment Advisory Fees                                 82           90           156               84        172           184
   Custodian/Wire Agent Fees                                23           30            15                4         17            16
   Registration Fees                                         6            8             4                3          7             6
   Trustees' Fees                                            2            2             1                1          1             1
   Other Expenses                                           22           21            34               18         38            36
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        2,375        2,290         1,267              683      1,345          1,344
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                  (279)        (112)          (14)              --         --          (174)
     Investment Advisory Fees                               --           --           (20)              --         --           (69)
     Shareholder Servicing Fees-- Class A Shares*         (253)        (498)         (440)            (206)      (176)         (459)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          1,843        1,680           793              477      1,169           642
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    2,602        2,738         4,079            2,936      5,742         3,489
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                                  (1)         (14)          847            2,830      1,382           278
   Net Change in Unrealized
     Depreciation on Investments                            --           --        (4,380)          (4,889)   (10,334)         (715)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $2,601       $2,724        $   546          $   877  $ (3,210)       $3,052
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   25

Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2003 (Unaudited) and for the year ended January 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                       MONEY MARKET                    GOVERNMENT
                                                                           FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               2/1/03 to       2/1/02 to       2/1/03 to       2/1/02 to
                                                                 7/31/03         1/31/03         7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                     $     4,755     $    16,431     $     3,418     $    10,733
   Net Realized Gain (Loss) from Security Transactions                 2              18              --              (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            4,757          16,449           3,418          10,731
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                                      (3,186)         (9,314)         (2,089)         (6,130)
     Class B                                                        (560)         (1,877)           (865)         (2,655)
     Class C                                                        (796)         (3,833)           (391)         (1,505)
     Class H                                                          --              --              --              --
     Sweep Class                                                    (185)         (1,442)            (72)           (454)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                            (4,727)        (16,466)         (3,417)        (10,744)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 2,812,632       3,949,722       1,054,006       1,933,257
   Reinvestment of Cash Distributions                              2,191           6,412             975           2,247
   Cost of Shares Redeemed                                    (2,900,485)     (3,794,810)     (1,023,228)     (1,967,453)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions   (85,662)        161,324          31,753         (31,949)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                   547,137       1,079,837         884,377       1,460,945
   Reinvestment of Cash Distributions                                 23             118             344           1,008
   Cost of Shares Redeemed                                      (558,603)     (1,117,844)       (867,915)     (1,421,418)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions   (11,443)        (37,889)         16,806          40,535
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   705,357       1,512,036         353,440         653,653
   Reinvestment of Cash Distributions                                 44             181              --              --
   Cost of Shares Redeemed                                      (758,581)     (1,612,290)       (359,743)       (666,042)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions   (53,180)       (100,073)         (6,303)        (12,389)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Cash Distributions                                 --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                   326,848         714,283         180,094         416,554
   Reinvestment of Cash Distributions                                 --               1               1               6
   Cost of Shares Redeemed                                      (384,126)       (742,410)       (187,363)       (435,413)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
    Transactions                                                 (57,278)        (28,126)         (7,268)        (18,853)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                (207,563)         (4,764)         34,988         (22,656)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                      (207,533)         (4,781)         34,989         (22,669)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                         1,197,451       1,202,232         819,917         842,586
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                              $  989,918     $ 1,197,451     $   854,906     $   819,917
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT II               PRIME OBLIGATION
                                                                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               2/1/03 to       2/1/02 to       2/1/03 to       2/1/02 to
                                                                 7/31/03         1/31/03         7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $    4,287     $    13,095     $    23,738     $    73,476
   Net Realized Gain (Loss) from Security Transactions                (3)             15               2             (19)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            4,284          13,110          23,740          73,457
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                                      (3,492)        (10,199)        (17,528)        (53,714)
     Class B                                                        (643)         (2,186)         (3,021)         (8,570)
     Class C                                                        (152)           (711)         (2,805)        (10,351)
     Class H                                                          --              --            (138)           (424)
     Sweep Class                                                      --              --             (92)           (627)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                            (4,287)        (13,096)        (23,584)        (73,686)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 1,147,102       2,252,221      13,690,729      30,363,602
   Reinvestment of Cash Distributions                                394             996           7,988          21,539
   Cost of Shares Redeemed                                    (1,149,632)     (2,271,684)    (14,029,406)    (30,846,996)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions    (2,136)        (18,467)       (330,689)       (461,855)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                   404,039         881,675       2,613,019       5,064,601
   Reinvestment of Cash Distributions                                144             423           1,329           3,980
   Cost of Shares Redeemed                                      (415,006)       (872,346)     (2,547,647)     (4,968,144)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions   (10,823)          9,752          66,701         100,437
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   146,857         310,865       3,139,266       4,521,861
   Reinvestment of Cash Distributions                                 --              --             842           2,680
   Cost of Shares Redeemed                                      (144,535)       (336,422)     (2,993,160)     (4,542,208)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions     2,322         (25,557)        146,948         (17,667)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --          69,659         113,261
   Reinvestment of Cash Distributions                                 --              --             141             427
   Cost of Shares Redeemed                                            --              --         (77,896)        (98,799)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --          (8,096)         14,889
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                        --              --         255,651         623,775
   Reinvestment of Cash Distributions                                 --              --              --              15
   Cost of Shares Redeemed                                            --              --        (266,255)       (643,775)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transact        --               --         (10,604)       (19,985)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
    Transaction                                                  (10,637)        (34,272)       (135,740)       (384,181)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                       (10,640)        (34,258)       (135,584)       (384,410)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                           899,010         933,268       5,335,204       5,719,614
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                              $  888,370     $   899,010     $ 5,199,620     $ 5,335,204
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                        TREASURY                      TREASURY II
                                                                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                               2/1/03 to       2/1/02 to       2/1/03 to       2/1/02 to
                                                                 7/31/03         1/31/03         7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $    2,602         $ 8,805   $       2,738        $  9,274
   Net Realized Gain (Loss) from Security Transactions                (1)              6             (14)              2
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            2,601           8,811           2,724           9,276
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                                      (1,038)         (3,217)         (1,767)         (6,640)
     Class B                                                      (1,093)         (3,755)           (753)         (1,721)
     Class C                                                        (322)         (1,008)           (237)         (1,020)
     Class H                                                          --              --              --              --
     Sweep Class                                                    (169)           (887)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                            (2,622)         (8,867)         (2,757)         (9,381)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 1,852,323       1,418,730         941,523       2,200,766
   Reinvestment of Cash Distributions                                251           2,140             371           1,662
   Cost of Shares Redeemed                                    (1,703,960)     (1,495,360)       (948,640)     (2,347,570)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions   148,614         (74,490)         (6,746)       (145,142)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                   645,943       1,523,924         904,358       1,123,868
   Reinvestment of Cash Distributions                                225             789             118             430
   Cost of Shares Redeemed                                      (714,992)     (1,521,595)       (916,078)     (1,047,187)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions   (68,824)          3,118         (11,602)         77,111
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   574,789         903,106         539,812         728,071
   Reinvestment of Cash Distributions                                  4              11              --               1
   Cost of Shares Redeemed                                      (553,402)       (897,850)       (467,596)       (745,099)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions    21,391           5,267          72,216         (17,027)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Cash Distributions                                 --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                   298,857         617,745              --              --
   Reinvestment of Cash Distributions                                 --              --              --              --
   Cost of Shares Redeemed                                      (281,863)       (634,742)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
    Transactions                                                  16,994         (16,997)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                 118,175         (83,102)         53,868         (85,058)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                       118,154         (83,158)         53,835         (85,163)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                           672,392         755,550         713,929         799,092
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                              $  790,546       $ 672,392    $    767,764      $  713,929
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   27

Statements of Changes in Net Assets ($ Thousands)


For the six months ended July 31, 2003 (Unaudited) and for the year ended January 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SHORT-DURATION
                                                                                                             GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2/1/03 to       2/1/02 to
                                                                                                            7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                 $    4,079       $   6,529
   Net Realized Gain (Loss) on Investments                                                                      847           1,038
   Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                                                              (4,380)          3,290
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                                                                  546          10,857
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                                                 (4,923)         (7,112)
   Net Realized Gains:
     Class A                                                                                                     --            (998)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                                       (4,923)         (8,110)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                            235,378         585,210
     Reinvestment of Cash Distributions                                                                       3,699           5,878
     Cost of Shares Redeemed                                                                               (186,140)       (426,782)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                             52,937         164,306
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                                   48,560         167,053
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                      318,046         150,993
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                                         $  366,606       $ 318,046
====================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                           22,468          56,199
     Shares Issued in lieu of Cash Distributions                                                                354             564
     Shares Redeemed                                                                                        (17,779)        (41,025)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding
       from Share Transactions                                                                                5,043          15,738
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                  INTERMEDIATE-DURATION                             GNMA
                                                                     GOVERNMENT FUND                                FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                2/1/03 to       2/1/02 to                2/1/03 to       2/1/02 to
                                                                  7/31/03         1/31/03                   7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $ 2,936       $   6,337               $    5,742        $ 12,713
   Net Realized Gain (Loss) on Investments                          2,830           2,359                    1,382           2,089
   Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                    (4,889)          5,146                  (10,334)          6,976
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                         877          13,842                   (3,210)         21,778
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                       (3,176)         (6,611)                  (9,313)        (16,011)
   Net Realized Gains:
     Class A                                                           --              --                       --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                             (3,176)         (6,611)                  (9,313)        (16,011)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                   77,541         201,432                  157,466         517,619
     Reinvestment of Cash Distributions                             2,171           4,047                    7,403          12,018
     Cost of Shares Redeemed                                      (86,150)       (144,036)                (207,533)       (379,758)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions   (6,438)         61,443                  (42,664)        149,879
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                         (8,737)         68,674                  (55,187)        155,646
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                            188,009         119,335                  390,393         234,747
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $179,272        $188,009                $ 335,206        $390,393
====================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                  7,047          18,819                   15,585          51,467
     Shares Issued in lieu of Cash Distributions                      198             379                      737           1,197
     Shares Redeemed                                               (7,833)        (13,406)                 (20,622)        (37,789)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding
       from Share Transactions                                       (588)          5,792                   (4,300)         14,875
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CORPORATE DAILY
                                                                                                                INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2/1/03 to       2/1/02 to
                                                                                                            7/31/03         1/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                    $ 3,489         $ 6,466
   Net Realized Gain (Loss) on Investments                                                                      278            (180)
   Net Change in Unrealized Appreciation (Depreciation) of
    Investments                                                                                                (715)            765
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                                                                 3,052           7,051
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                                                 (3,912)         (6,999)
   Net Realized Gains:
     Class A                                                                                                     --            (302)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                                       (3,912)         (7,301)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                            249,624         573,332
     Reinvestment of Cash Distributions                                                                       2,709           5,547
     Cost of Shares Redeemed                                                                               (238,373)       (394,246)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                             13,960         184,633
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                                   13,100         184,383
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                      352,284         167,901
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                                           $365,384       $ 352,284
====================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                          122,973         282,615
     Shares Issued in lieu of Cash Distributions                                                              1,336           2,737
     Shares Redeemed                                                                                       (117,432)       (194,349)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding
       from Share Transactions                                                                                6,877          91,003
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   29

Financial Highlights


For the six months ended July 31, 2003 (Unaudited) and for the periods ended January 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                 Distributions
                  Net Asset                      Unrealized       Dividends          from
                     Value,            Net            Gains        from Net      Realized      Net Asset
                  Beginning     Investment         (Losses)      Investment       Capital     Value, End
                  of Period         Income    on Securities          Income         Gains      of Period
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2003*              $1.00          $0.01              $--          $(0.01)          $--          $1.00
   2003                1.00           0.02               --           (0.02)           --           1.00
   2002                1.00           0.04               --           (0.04)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   SWEEP CLASS
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)          --            1.00
   2002                1.00           0.03               --           (0.03)          --            1.00
   2001                1.00           0.06               --           (0.06)          --            1.00
   2000                1.00           0.04               --           (0.04)          --            1.00
   1999(1)             1.00           0.02               --           (0.02)          --            1.00
GOVERNMENT FUND
   CLASS A
   2003*              $1.00          $0.01              $--          $(0.01)          $--          $1.00
   2003                1.00           0.02               --           (0.02)           --           1.00
   2002                1.00           0.04               --           (0.04)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00

--------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                                                 Ratio of     Investment
                                                               Ratio of Net      Expenses         Income
                                                   Ratio of      Investment    to Average     to Average
                                Net Assets         Expenses          Income    Net Assets     Net Assets
                      Total  End of Period       to Average      to Average    (Excluding     (Excluding
                    Return+  ($ Thousands)       Net Assets      Net Assets      Waivers)       Waivers)
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2003*               0.56%    $  495,453             0.18%           1.14%         0.63%          0.69%
   2003                1.61        581,097             0.18            1.59          0.63           1.14
   2002                3.70        419,783             0.18            3.90          0.63           3.45
   2001                6.49        741,949             0.18            6.39          0.64           5.93
   2000                5.19        264,423             0.18            4.97          0.65           4.50
   1999                5.50      1,212,244             0.18            5.32          0.64           4.86
   CLASS B
   2003*               0.41%    $  147,950             0.48%           0.83%         0.68%          0.63%
   2003                1.31        159,389             0.48            1.30          0.68           1.10
   2002                3.39        197,280             0.48            3.27          0.68           3.07
   2001                6.17        161,067             0.48            6.07          0.69           5.86
   2000                4.87         33,839             0.48            4.91          0.71           4.68
   1999                5.18          7,875             0.48            5.08          0.69           4.87
   CLASS C
   2003*               0.31%    $  254,062             0.68%           0.64%         0.88%          0.44%
   2003                1.11        307,236             0.68            1.10          0.88           0.90
   2002                3.19        407,312             0.68            3.02          0.88           2.82
   2001                5.96        307,545             0.68            5.84          0.89           5.63
   2000                4.66        179,565             0.68            4.61          0.91           4.38
   1999                4.97        132,831             0.68            4.84          0.89           4.63
   SWEEP CLASS
   2003*               0.18%    $   92,453             0.93%           0.40%         1.13%          0.20%
   2003                0.85        149,729             0.93            0.85          1.13           0.65
   2002                2.93        177,857             0.93            2.92          1.13           2.72
   2001                5.70        219,802             0.93            5.63          1.14           5.42
   2000                4.40         26,342             0.93            4.44          1.16           4.21
   1999(1)             4.56          6,669             0.93            4.36          1.14           4.15
GOVERNMENT FUND
   CLASS A
   2003*               0.54%    $  401,892             0.20%           1.08%         0.53%          0.75%
   2003                1.53        370,142             0.20            1.51          0.53           1.18
   2002                3.64        402,096             0.20            3.42          0.53           3.09
   2001                6.37        254,143             0.20            6.21          0.54           5.87
   2000                5.12        206,481             0.20            5.00          0.55           4.65
   1999                5.39        204,988             0.20            5.22          0.55           4.87
   CLASS B
   2003*               0.39%    $  275,296             0.50%           0.79%         0.58%          0.71%
   2003                1.23        258,488             0.50            1.20          0.58           1.12
   2002                3.33        217,957             0.50            3.00          0.58           2.92
   2001                6.05         90,343             0.50            5.92          0.59           5.83
   2000                4.81         64,616             0.50            4.74          0.60           4.64
   1999                5.08         34,676             0.50            4.92          0.60           4.82
   CLASS C
   2003*               0.29%    $  132,563             0.70%           0.58%         0.78%          0.50%
   2003                1.02        138,864             0.70            1.02          0.78           0.94
   2002                3.13        151,256             0.70            2.90          0.78           2.82
   2001                5.84        104,452             0.70            5.73          0.79           5.64
   2000                4.60         60,328             0.70            4.53          0.80           4.43
   1999                4.87         39,881             0.70            4.70          0.80           4.60

--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

--------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                 Distributions
                  Net Asset                      Unrealized       Dividends          from
                     Value,            Net            Gains        from Net      Realized      Net Asset
                  Beginning     Investment         (Losses)      Investment       Capital     Value, End
                  of Period         Income    on Securities          Income         Gains      of Period
--------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.05               --           (0.05)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999(2)             1.00           0.03               --           (0.03)           --           1.00
GOVERNMENT II FUND
   CLASS A
   2003*              $1.00          $0.01              $--          $(0.01)          $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.04               --           (0.04)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
PRIME OBLIGATION FUND
   CLASS A
   2003*              $1.00          $0.01              $--          $(0.01)          $--          $1.00
   2003                1.00           0.02               --           (0.02)           --           1.00
   2002                1.00           0.04               --           (0.04)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00

--------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                                                 Ratio of     Investment
                                                               Ratio of Net      Expenses         Income
                                                   Ratio of      Investment    to Average     to Average
                                Net Assets         Expenses          Income    Net Assets     Net Assets
                      Total  End of Period       to Average      to Average    (Excluding     (Excluding
                    Return+  ($ Thousands)       Net Assets      Net Assets      Waivers)       Waivers)
--------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2003*               0.16%    $   45,155             0.95%           0.33%         1.03%          0.25%
   2003                0.77         52,423             0.95            0.77          1.03           0.69
   2002                2.87         71,277             0.95            2.67          1.03           2.59
   2001                5.57         47,477             0.95            5.47          1.04           5.38
   2000                4.34         22,547             0.95            4.42          1.05           4.32
   1999(2)             4.49         3,248              0.95            4.37          1.05           4.27
GOVERNMENT II FUND
   CLASS A
   2003*               0.51%    $  667,516             0.20%           1.03%         0.48%          0.75%
   2003                1.50        669,654             0.20            1.49          0.48           1.21
   2002                3.63        688,112             0.20            3.63          0.48           3.35
   2001                6.31        910,748             0.20            6.14          0.49           5.85
   2000                5.05        793,640             0.20            4.93          0.49           4.64
   1999                5.33        943,396             0.20            5.20          0.50           4.90
   CLASS B
   2003*               0.36%    $  163,672             0.50%           0.73%         0.53%          0.70%
   2003                1.20        174,496             0.50            1.19          0.53           1.16
   2002                3.32        164,741             0.50            3.21          0.53           3.18
   2001                5.99        140,408             0.50            5.88          0.54           5.84
   2000                4.74         82,771             0.50            4.65          0.54           4.61
   1999                5.01         64,838             0.50            4.86          0.55           4.81
   CLASS C
   2003*               0.26%    $   57,182             0.70%           0.53%         0.73%          0.50%
   2003                1.00         54,860             0.70            1.00          0.73           0.97
   2002                3.11         80,415             0.70            2.84          0.73           2.81
   2001                5.78         56,011             0.70            5.67          0.74           5.63
   2000                4.53         44,019             0.70            4.40          0.74           4.36
   1999                4.81         50,712             0.70            4.70          0.75           4.65
PRIME OBLIGATION FUND
   CLASS A
   2003*               0.55%    $3,197,132             0.20%           1.11%         0.48%          0.83%
   2003                1.58      3,527,722             0.20            1.56          0.48           1.28
   2002                3.70      3,989,778             0.20            3.72          0.48           3.44
   2001                6.46      5,113,420             0.20            6.25          0.49           5.96
   2000                5.25      5,486,642             0.20            5.16          0.49           4.87
   1999                5.48      4,482,676             0.20            5.32          0.50           5.02

   Amounts designated as "--" are $0 or have been rounded to $0.

*    All ratios for the six months ended July 31, 2003 have been annualized.
+    Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++   Amount represents less than $0.01 per share.
(1)  Money Market Fund Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
(2)  Government Fund Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.


   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   31

Financial Highlights


For the six months ended July 31, 2003 (Unaudited) and for the periods ended January 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                 Distributions
                  Net Asset                      Unrealized       Dividends          from
                     Value,            Net            Gains        from Net      Realized      Net Asset
                  Beginning     Investment         (Losses)      Investment       Capital     Value, End
                  of Period         Income    on Securities          Income         Gains      of Period
--------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS H
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001(1)             1.00           0.04               --           (0.04)           --           1.00
   SWEEP CLASS
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999(2)             1.00           0.03               --           (0.03)           --           1.00
TREASURY FUND
   CLASS A
   2003*              $1.00          $0.01              $--          $(0.01)          $--          $1.00
   2003                1.00           0.02               --           (0.02)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00

--------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                                                 Ratio of     Investment
                                                               Ratio of Net      Expenses         Income
                                                   Ratio of      Investment    to Average     to Average
                                Net Assets         Expenses          Income    Net Assets     Net Assets
                      Total  End of Period       to Average      to Average    (Excluding     (Excluding
                    Return+  ($ Thousands)       Net Assets      Net Assets      Waivers)       Waivers)
--------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2003*               0.40%    $  843,626             0.50%           0.81%         0.53%          0.78%
   2003                1.28        776,902             0.50            1.26          0.53           1.23
   2002                3.39        676,475             0.50            3.21          0.53           3.18
   2001                6.14        473,294             0.50            6.01          0.54           5.97
   2000                4.93        347,215             0.50            4.84          0.54           4.80
   1999                5.16        229,361             0.50            5.04          0.55           4.99
   CLASS C
   2003*               0.30%    $1,076,263             0.70%           0.60%         0.73%          0.57%
   2003                1.07        929,285             0.70            1.07          0.73           1.04
   2002                3.18        946,967             0.70            3.07          0.73           3.04
   2001                5.93        809,989             0.70            5.81          0.74           5.77
   2000                4.72        501,789             0.70            4.68          0.74           4.64
   1999                4.96        351,881             0.70            4.82          0.75           4.77
   CLASS H
   2003*               0.33%     $  36,235             0.63%           0.68%         0.66%          0.65%
   2003                1.15         44,327             0.63            1.13          0.66           1.10
   2002                3.25         29,412             0.63            2.89          0.65           2.87
   2001(1)             3.94          9,591             0.63            5.90          0.67           5.86
   SWEEP CLASS
   2003*               0.17%     $  46,364             0.95%           0.36%         0.98%          0.33%
   2003                0.82         56,968             0.95            0.83          0.98           0.80
   2002                2.92         76,982             0.95            2.88          0.98           2.85
   2001                5.67         68,954             0.95            5.61          0.99           5.57
   2000                4.46         14,423             0.95            4.49          0.99           4.45
   1999(2)             4.61          5,645             0.95            4.35          1.00           4.30
TREASURY FUND
   CLASS A
   2003*               0.52%    $  295,737             0.20%           1.02%         0.53%          0.69%
   2003                1.51        147,129             0.20            1.50          0.54           1.16
   2002                3.48        221,636             0.20            3.30          0.53           2.97
   2001                6.24        126,044             0.20            6.06          0.55           5.71
   2000                4.93        196,282             0.20            4.77          0.56           4.41
   1999                5.28        269,680             0.20            5.14          0.57           4.77
   CLASS B
   2003*               0.38%    $  251,159             0.50%           0.76%         0.58%          0.68%
   2003                1.21        319,991             0.50            1.19          0.59           1.10
   2002                3.18        316,896             0.50            3.11          0.58           3.03
   2001                5.92        308,688             0.50            5.79          0.60           5.69
   2000                4.62        159,042             0.50            4.55          0.61           4.44
   1999                4.97         96,074             0.50            4.86          0.62           4.74
   CLASS C
   2003*               0.28%    $  124,402             0.70%           0.55%         0.78%          0.47%
   2003                1.01        103,015             0.70            0.98          0.79           0.89
   2002                2.97         97,755             0.70            2.86          0.78           2.78
   2001                5.71         99,816             0.70            5.56          0.80           5.46
   2000                4.41        115,471             0.70            4.34          0.81           4.23
   1999                4.76        103,643             0.70            4.62          0.82           4.50

--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

--------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                 Distributions
                  Net Asset                      Unrealized       Dividends          from
                     Value,            Net            Gains        from Net      Realized      Net Asset
                  Beginning     Investment         (Losses)      Investment       Capital     Value, End
                  of Period         Income    on Securities          Income         Gains      of Period
--------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.05               --           (0.05)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999                1.00           0.04               --           (0.04)           --           1.00
TREASURY II FUND
   CLASS A
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.06               --           (0.06)           --           1.00
   2000                1.00           0.05               --           (0.05)           --           1.00
   1999                1.00           0.05               --           (0.05)           --           1.00
   CLASS B
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.05               --           (0.05)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999                1.00           0.04               --           (0.04)           --           1.00
   CLASS C
   2003*              $1.00          $0.00++            $--          $(0.00)++        $--          $1.00
   2003                1.00           0.01               --           (0.01)           --           1.00
   2002                1.00           0.03               --           (0.03)           --           1.00
   2001                1.00           0.05               --           (0.05)           --           1.00
   2000                1.00           0.04               --           (0.04)           --           1.00
   1999                1.00           0.04               --           (0.04)           --           1.00

--------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                                                 Ratio of     Investment
                                                               Ratio of Net      Expenses         Income
                                                   Ratio of      Investment    to Average     to Average
                                Net Assets         Expenses          Income    Net Assets     Net Assets
                      Total  End of Period       to Average      to Average    (Excluding     (Excluding
                    Return+  ($ Thousands)       Net Assets      Net Assets      Waivers)       Waivers)
--------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2003*               0.15%      $119,248             0.95%           0.30%         1.03%          0.22%
   2003                0.76        102,257             0.95            0.75          1.04           0.66
   2002                2.71        119,263             0.95            2.61          1.03           2.53
   2001                5.45        110,640             0.95            5.33          1.05           5.23
   2000                4.15         82,785             0.95            4.08          1.06           3.97
   1999                4.50         72,368             0.95            4.40          1.07           4.28
TREASURY II FUND
   CLASS A
   2003*               0.44%      $404,190             0.25%           0.88%         0.53%          0.60%
   2003                1.42        410,954             0.25            1.42          0.53           1.14
   2002                3.35        556,201             0.25            3.20          0.53           2.92
   2001                5.86        406,003             0.25            5.70          0.54           5.41
   2000                4.60        379,179             0.25            4.49          0.54           4.20
   1999                4.86        451,738             0.25            4.81          0.55           4.51
   CLASS B
   2003*               0.29%      $198,809             0.55%           0.57%         0.58%          0.54%
   2003                1.12        210,421             0.55            1.08          0.58           1.05
   2002                3.05        133,310             0.55            2.94          0.58           2.91
   2001                5.55         98,111             0.55            5.40          0.59           5.36
   2000                4.30         75,755             0.55            4.23          0.59           4.19
   1999                4.55        137,577             0.55            4.36          0.60           4.31
   CLASS C
   2003*               0.19%      $164,765             0.75%           0.38%         0.78%          0.35%
   2003                0.91         92,554             0.75            0.90          0.78           0.87
   2002                2.84        109,581             0.75            2.71          0.78           2.68
   2001                5.33         90,640             0.75            5.30          0.79           5.26
   2000                4.08         34,405             0.75            4.06          0.79           4.02
   1999                4.34         19,361             0.75            4.21          0.80           4.16

   Amounts designated as "--" are $0 or have been rounded to $0.

 *   All ratios for the six months ended July 31, 2003 have been annualized.
 +   Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++  Amount represents less than $0.01 per share.
(1)  Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized.
(2)  Prime Obligation Fund Sweep Class shares were offered beginning May 18, 1998. All ratios and total return for that period have been annualized.


   The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   33

Financial Highlights


For the six months ended July 31, 2003 (Unaudited) and for the periods ended January 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                 Distributions
                  Net Asset                      Unrealized       Dividends          from
                     Value,            Net            Gains        from Net      Realized      Net Asset
                  Beginning     Investment         (Losses)      Investment       Capital     Value, End
                  of Period         Income    on Securities          Income         Gains      of Period
--------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2003*             $10.46          $0.15           $(0.12)         $(0.15)       $   --         $10.34
   2003               10.30           0.32             0.21           (0.34)        (0.03)         10.46
   2002               10.15           0.47             0.16           (0.48)           --          10.30
   2001                9.87           0.60             0.28           (0.60)           --          10.15
   2000               10.16           0.51            (0.29)          (0.51)           --           9.87
   1999               10.06           0.54             0.10           (0.54)           --          10.16
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2003*             $10.89          $0.18           $(0.14)         $(0.18)       $   --         $10.75
   2003               10.40           0.42             0.51           (0.44)           --          10.89
   2002               10.22           0.54             0.18           (0.54)           --          10.40
   2001                9.62           0.56             0.60           (0.56)           --          10.22
   2000               10.24           0.54            (0.62)          (0.54)           --           9.62
   1999               10.07           0.56             0.17           (0.56)           --          10.24
GNMA FUND
   CLASS A
   2003*             $10.13          $0.24           $(0.34)         $(0.24)       $   --         $ 9.79
   2003                9.91           0.44             0.31           (0.53)           --          10.13
   2002                9.78           0.55             0.14           (0.56)           --           9.91
   2001                9.20           0.62             0.58           (0.62)           --           9.78
   2000                9.91           0.60            (0.71)          (0.60)           --           9.20
   1999                9.87           0.61             0.04           (0.61)           --           9.91
CORPORATE DAILY INCOME FUND
   CLASS A
   2003*             $ 2.03          $0.02           $(0.01)         $(0.02)       $   --         $ 2.02
   2003                2.03           0.06               --           (0.06)        (0.00)++        2.03
   2002                2.01           0.10             0.02           (0.10)           --           2.03
   2001                1.97           0.12             0.04           (0.12)           --           2.01
   2000                2.00           0.10            (0.03)          (0.10)           --           1.97
   1999                2.00           0.11               --           (0.11)           --           2.00

-------------------------------------------------------------------------------------------------------------------------
                                                                                            Ratio of Net
                                                                                 Ratio of     Investment
                                                               Ratio of Net      Expenses         Income
                                                   Ratio of      Investment    to Average     to Average
                                Net Assets         Expenses          Income    Net Assets     Net Assets        Portfolio
                      Total  End of Period       to Average      to Average    (Excluding     (Excluding         Turnover
                    Return+  ($ Thousands)       Net Assets      Net Assets      Waivers)       Waivers)             Rate
-------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2003*               0.23%      $366,606             0.45%           2.32%         0.72%          2.05%              66%
   2003                5.29        318,046             0.45            2.92          0.73           2.64              125
   2002                6.28        150,993             0.45            4.58          0.72           4.31               84
   2001                9.14         99,495             0.45            5.94          0.74           5.65               79
   2000                2.22         97,545             0.45            5.08          0.74           4.79              102
   1999                6.49         99,047             0.45            5.31          0.72           5.04               90
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2003*               0.35%      $179,272             0.50%           3.08%         0.72%          2.86%              83%
   2003                9.12        188,009             0.50            3.92          0.73           3.69               57
   2002                7.19        119,335             0.50            5.17          0.72           4.95               50
   2001               12.42         84,523             0.50            5.67          0.73           5.44               41
   2000               (0.77)       114,538             0.50            5.47          0.73           5.24               31
   1999                7.46        124,657             0.50            5.54          0.76           5.28               21
GNMA FUND
   CLASS A
   2003*              (1.04)%     $335,206             0.60%           2.95%         0.69%          2.86%              72%
   2003                7.73        390,393             0.60            4.12          0.70           4.02              146
   2002                7.22        234,747             0.60            5.50          0.69           5.41              108
   2001               13.44         88,403             0.60            6.52          0.71           6.41               81
   2000               (1.18)        84,006             0.60            6.21          0.71           6.10               29
   1999                6.76        100,799             0.60            6.14          0.72           6.02               27
CORPORATE DAILY INCOME FUND
   CLASS A
   2003*               0.57%      $365,384             0.35%           1.90%         0.73%          1.52%              26%
   2003                3.35        352,284             0.35            2.81          0.73           2.43               76
   2002                6.08        167,901             0.35            4.74          0.72           4.37               75
   2001                8.45        114,536             0.35            6.10          0.73           5.72               68
   2000                3.77        114,118             0.35            5.27          0.74           4.88               71
   1999                5.61         90,043             0.35            5.38          0.76           4.97               48

   Amounts designated as "--" are $0 or have been rounded to $0.

  *  All ratios for the six months ended July 31, 2003 have been annualized.
  +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++  Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Notes to Financial Statements (Unaudited)



1. ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on July 31, 2003, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by SEI Investments Fund Management (the "Administrator") ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   35

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)





may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

CLASSES -- Class-specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES
The Administrator provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, for the Class A, Class B and Class C shares of the Government, Government II, Prime Obligation, Treasury and Treasury II Money Market Funds, the Administrator has contractually agreed to waive a portion or all of its fee to an amount which limits each Fund's total annual expenses to the amounts shown below. The Administrator has also voluntarily agreed to waive a portion or all of its fee for the Sweep Class shares of the Government and Treasury Money Market Funds, the Class H and Sweep Class shares of the Prime Obligation Fund and all of the classes of the Money Market Fund and the Fixed Income Funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Fund's daily net assets.) For more information concerning these fees and waivers please see the Funds' current prospectuses.


------------------------------------------------------------------------------------------
                  Money                                 Prime
                 Market     Gov't     Gov't II     Obligation     Treasury     Treasury II
------------------------------------------------------------------------------------------
Class A            .18%      .20%         .20%           .20%         .20%            .25%
Class B            .48%      .50%         .50%           .50%         .50%            .55%
Class C            .68%      .70%         .70%           .70%         .70%            .75%
Class H             --        --           --            .63%          --              --
Sweep Class        .93%      .95%          --            .95%         .95%             --


------------------------------------------------------------------------------
                           Short-     Intermediate                   Corporate
                         Duration         Duration                       Daily
                            Gov't            Gov't           GNMA       Income
------------------------------------------------------------------------------
Class A                      .45%             .50%           .60%         .35%

In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator and Adviser, exceed the specified limitation, the Administrator has agreed to bear such excess. The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. The Class A shares of the Intermediate-Duration Government and GNMA Funds voluntarily waived a portion of their fees. The Distributor has the right to discontinue this waiver at any time. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.

The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the Shareholder Servicing Plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives





--------------------------------------------------------------------------------
36                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003
during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Administrator.


4. INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENTS
A special meeting of shareholders was held on January 9, 2003 for the Government II, Treasury and Treasury II Funds and on February 21, 2003 for the Money Market, Prime Obligation and Government Funds to (i) approve a "manager of managers" structure for each Fund and (ii) approve SEI Investments Management Corporation ("SIMC") as the Fund's investment adviser, and to approve an investment advisory agreement with SIMC.

Effective March 17, 2003, SIMC, which served as each Fund's investment adviser under an "interim" advisory agreement since October 18, 2002, will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Prior to October 18, 2002, Wellington Management Company LLP ("Wellington LLP") acted as the investment adviser for the Funds. For its services, Wellington LLP received an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Effective March 17, 2003, pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP"), which served as each Fund's investment sub-adviser under an "interim" sub-advisory agreement since October 18, 2002, as each Fund's investment sub-adviser under a new investment sub-advisory agreement approved by the shareholders of each Fund.

Prior to October 18, 2002, Wellington LLP agreed to waive a portion of its fees for the Funds. This voluntary waiver is no longer in effect with the new sub-adviser, BACAP.


Under an Investment Advisory Agreement dated December 15, 1986, Wellington LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Under an Investment Advisory Agreement dated August 4, 1993, Wellington LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, ..075% of the next $500 million and .05% of such net assets in excess of $1 billion. Wellington LLP has voluntarily agreed to partially waive its fee in a proportion agreed upon with the Manager.

Bank of New York ("BONY") served as custodian of the Money Market Fund and the Treasury Fund until September 16, 2002. Wachovia Bank, N.A. replaced BONY after the aforementioned date. Wachovia Bank, N.A. was already the custodian of the remaining Money Market Funds and the Fixed Income Funds under an agreement dated August 30, 1995. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended July 31, 2003, were as follows for the Fixed Income Funds:


----------------------------------------------------------------------------------
                      Short-     Intermediate-                           Corporate
                    Duration          Duration                               Daily
                  Government        Government              GNMA            Income
                        Fund              Fund              Fund              Fund
               ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------
PURCHASES
U.S. Government     $239,432          $144,906          $273,521           $61,438
Other                     --             8,726                --            45,487

SALES
U.S. Government     $213,068          $162,970          $313,383          $ 39,337
Other                     --                --                --            23,647





--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   37

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)



6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income(including net capital gains). Accordingly, no provision for Federal income taxes is required.


Reclassification of Components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the periods that the differences arise.

At January 31, 2003, the following funds had capital loss carryforwards to offset future realized capital gains:


--------------------------------------------------------------------------------
                                     Amount              Expiration
                              ($ Thousands)                    Date
--------------------------------------------------------------------------------
Money Market Fund                       $ 5              01/31/2010
Government Fund                           6              01/31/2006
                                          5              01/31/2010
                                          5              01/31/2011
Government II Fund                       69              01/31/2005
                                         38              01/31/2006
Prime Obligation Fund                    27              01/31/2010
                                         43              01/31/2011
Treasury Fund                            65              01/31/2011
Treasury II Fund                        150              01/31/2006
                                         40              01/31/2010
                                         19              01/31/2011
Intermediate-Duration
  Government Fund                     1,710              01/31/2004
                                        698              01/31/2006
                                        681              01/31/2009
GNMA Fund                             6,473              01/31/2004
                                        414              01/31/2005
                                        238              01/31/2006
                                        109              01/31/2008
                                      1,607              01/31/2009
                                        775              01/31/2011
Corporate Daily
  Income Fund                           557              01/31/2011





For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2002 through January 31, 2003 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

At July 31, 2003 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the statement of Net Assets. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2003, were as follows:


------------------------------------------------------------------------------------------
                                                                                       Net
                                                                                Unrealized
                             Federal       Appreciated       Depreciated      Appreciation
                            Tax Cost        Securities        Securities    (Depreciation)
                       ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
------------------------------------------------------------------------------------------
Short-Duration
   Government Fund          $376,650            $2,169           $(2,191)          $  (22)
Intermediate-Duration
   Government Fund           190,670             3,901            (1,208)           2,693
GNMA Fund                    375,325             4,105            (4,558)            (453)
Corporate Daily
   Income Fund               362,877             1,767              (740)           1,027



--------------------------------------------------------------------------------
38                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2003

Supplemental Proxy Information (Unaudited)



Special meetings of shareholders of the Money Market Funds were held on January 9, 2003 for the Government II, Treasury and Treasury II Funds, and on February 21, 2003 for the Money Market, Government and Prime Obligation Funds. The description of the proposal and number of shares voted at the meetings were as follows:


--------------------------------------------------------------------------------------------------------------------------
                                                               VOTES                      VOTES                      VOTES
                                                                 FOR                    AGAINST                    ABSTAIN
--------------------------------------------------------------------------------------------------------------------------
1. To approve a "manager of managers" structure for the Fund:


      Money Market Fund                                  532,705,431                 28,361,164                 38,657,886
      Government Fund                                    367,348,341                 32,007,791                 79,540,513
      Government II Fund                                 651,588,748                 49,340,581                  7,365,089
      Prime Obligation Fund                            2,696,120,122                321,377,762                  3,149,876
      Treasury Fund                                      413,954,197                  2,316,662                    117,698
      Treasury II Fund                                   247,502,635                 62,878,743                 17,582,321



2. To approve SEI Investment Management Corporation ("SIMC") as the Fund's investment adviser, and to approve an investment advisory agreement with SIMC:


      Money Market Fund                                  538,393,626                 22,593,080                 38,737,775
      Government Fund                                    387,327,448                 12,033,772                 79,535,425
      Government II Fund                                 686,147,667                 14,781,662                  7,365,089
      Prime Obligation Fund                            2,974,795,551                 37,007,159                  8,845,049
      Treasury Fund                                      415,692,535                    578,324                    117,698
      Treasury II Fund                                   309,663,426                    717,953                 17,582,320







--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2003                   39

Notes

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2003




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY



INVESTMENT ADVISER
SEI Investments Management Corporation:
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

Wellington Management Company, LLP
SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND
CORPORATE DAILY INCOME FUND

SUB-ADVISORS
Banc of America Capital Management, LLC
MONEY MARKET FUND
GOVERNMENT FUND
GOVERNMENT II FUND
PRIME OBLIGATION FUND
TREASURY FUND
TREASURY II FUND

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[Background Logo Omitted]



[Logo Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-022 (7/03)

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ---------------------------------
                                             Edward D. Loughlin, President & CEO

Date 09/19/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ---------------------------------
                                             Edward D. Loughlin, President & CEO

Date 09/19/03


By (Signature and Title)*                    /s/ James R. Foggo
                                             ---------------------------------
                                             James R. Foggo, Controller & CFO

Date 09/19/03
* Print the name and title of each signing officer under his or her signature.